MARKETOCRACY FUNDS
                            MEDICAL SPECIALISTS FUND
                              TECHNOLOGY PLUS FUND

                                 JUNE 30, 2002

                                 ANNUAL REPORT


Dear Shareholders,

When we last reported to you, we had hoped that the worst of the recent market turbulence was behind us. Unfortunately, with the Dow Jones Industrial Average and S&P 500 Index both swinging to significant losses, this was not the case, as the second quarter of 2002 proved to be even more difficult for equities than Q1.

Largely precipitated by accounting scandals at Worldcom and Enron, the recent public flogging of corporate CEOs, both from Congress and the President, may be backfiring. Instead of giving reassurance that the mess will be cleaned up, it has actually convinced a good number of investors that corporate America is pathologically dishonest.

These high profile scandals virtually guarantee that more government regulation is forthcoming. The new proposals sound great at first blush. After all, who would oppose sending corporate executives to jail when they knowingly release misleading financial information? However, no amount of regulation will make equity investing a risk-free endeavor. And bad regulation could make the problem worse.

Ultimately, though, we believe stock prices are about companies' earnings and prospects for future growth, and as I see it, the earnings outlook is vastly improving.

Earnings are rising
According to Thomson Financial/First Call data, of 221 S&P 500 Index companies that recently reported their financial results for the calendar second quarter, 59.7% beat Wall Street's earnings expectations, while 28.1% matched projections and only 12.2% fell short of consensus targets. Many companies have reported upside surprises in the second quarter, but have given cautious guidance for the rest of the year. In our view, the third quarter is showing signs of powerful profit increases, but CEO's don't want to stick their necks out. I suspect this is because many executives are unwilling to expose themselves to the risk of being prosecuted for honest mistakes.

P/E ratios look reasonable
Despite rising earnings and falling stock prices, many believe that the market is still expensive, because the S&P 500's current price-to-earnings ratio is still above historic averages.

However, we believe that Federal Reserve Board Chairman Alan Greenspan's model is a better gauge of the market's value, because it takes into consideration interest rates.

According to Barron's, the Fed Model, as it is known, now suggests that the S&P 500 is 30% undervalued. This model, which compares the yield on the 10-year Treasury with the so-called earnings yield on the S&P 500, suggests fair value for the S&P 500 of about 1200. Barron's also notes that other, more sophisticated models indicate the S&P 500 is undervalued to an even greater extent.

Earnings doubts?
Leading up to the August 14 deadline for CEOs to personally sign-off on their companies' financial statements, the risk of more scandals raises doubts about earnings estimates. But we believe these doubts are not well founded. Consider this: the S&P 500's total projected earnings for the year ending next March is $495 billion. According to Barron's estimates using the Fed model, earnings could decline by 30 percent - or $148 billion - and the market would still be fairly valued. Getting to this level would require the unlikely revelation of 39 additional Worldcom size restatements of $3.8 billion.

Offsetting further restatements is the possibility that earnings growth is stronger than anyone currently expects. I take solace in Greenspan's recent testimony to Congress:

"We do have a set of profits data which, for all practical purposes, are free of spin. ... [The national income and product accounts numbers] are improving fairly dramatically, as indeed they must because the necessary implications of productivity growth at a 7 percent annual rate in the average of the fourth and first quarters is very difficult to engender without a very major increase in operating earnings. And, indeed, that's exactly what is happening."

Translation: Behind all the spin, corporate profits are improving dramatically.

Summary

It is impossible to pick a bottom in the market. History teaches that if we are prepared to ride out short-term bumps in the market, then we will likely be rewarded in the long-term. Some of the best investors I know are buying equities right now because they don't expect stocks to fall much further, given the forecasts for an economic recovery.

The potential for new revelations of corporate fraud makes the market look and feel grim right now. But I don't think fraud so widespread as to justify the significant plunge in all the major indices. I believe that the sensational headlines about today's wrongdoers represent a tiny fraction of the publicly traded companies. The overwhelming majority of managements are honest and trustworthy even when "nobody is looking." We should invest accordingly.

So where do you put your money if you believe, as we do, in promise of the equities market? With a year-to-date average beta lower than that of the S&P 500 Index, our Masters 100 Fund (MOFQX) offered more than three times the diversification and returned 1.92% YTD as of June 30, 2002, compared to the S&P 500 Index loss of 13.15% during the same period.

The Masters 100 Fund is the first fund Marketocracy has launched as a result of its search for stock-picking talent through Marketocracy.com, and our efforts are paying off: As a result of doing the best search humanly possible to find skilled stock-pickers, the Fund has thus far achieved a higher return, with lower risk, than the S&P 500 Index. The strategy is working because we listen to a stock-picking team whose investment ideas are performing well right now and replace them if their track records go cold.

Sincerely,
Ken Kam
President
Marketocracy Funds


Performance Summary                                     Medical Specialists Fund


                                       Cumulative Return       AVG Annual Return

As of June 20, 2002      3mos      YTD   INCEPT(1)   1 Year   3 Years  INCEPT(1)

Medical
Specialists Fund        -30.36%  -40.00%  -18.00%   -38.73%    11.93%    -4.26%

Market Indices

DJIA(2)                 -10.68%   -6.91%   25.05%   -10.32%     3.96%     5.02%

S&P 500(3)                8.00%  -13.15%    8.44%   -18.01%    -9.18%     1.79%

NASDAQ(4)               -20.64%  -24.84%   -7.16%   -32.13%   -18.12%    -1.61%

Russell 1000(5)
Healthcare              -16.64%  -17.50%   26.62%   -15.29%    -3.21%     5.31%

Russell 2000(6)
Healthcare              -18.31%  -25.56%   24.58%   -35.30%     7.58%     4.94%

Russell 3000(7)
Healthcare              -16.75%  -18.01%   23.61%   -16.45%    -2.71%     4.76%


1 The Medical Specialists Fund inception date is 12/10/97, while a series of Firsthand Funds.
2 The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks.
3 Standard & Poors 500 Index is comprised of 500 selected common stocks most of which are listed on the NYSE.
4 NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small Cap) stocks.
5 The Russell 1000 Healthcare Index is comprised of 104 healthcare stocks in the Russell 1000 (large-cap) index.
6 The Russell 2000 Healthcare Index is comprised of 273 healthcare stocks in the Russell 2000 (small-cap) index.
7 The Russell 3000 Healthcare Index is comprised of 377 healthcare stocks in the Russell 3000 (large & small-cap) index.

The above indices are unmanaged and cannot be invested in directly.

The performance of the Medical Specialists Fund is being compared to the healthcare components of the Russell 1000, Russell 2000 and Russell 3000 and not the indices themselves, which are unmanaged and cannot be invest in directly. Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The Fund concentrates its investments in the medical/healthcare industry. The Fund is subject to a greater risk because of its concentration of investments in a single industry and within certain segments of the industry. In addition, the Fund may, from time to time, invest a substantial portion of its assets in the securities of smaller-capitalization companies. The securities of small companies often involve higher risks and may be subject to wider price fluctuations than securities of larger companies. There are certain risks associated with investments in the medical industry, such as the risk that the products and services of companies in those industries are subject to rapid obsolescence caused by scientific and technological advances. Please read the prospectus carefully before investing. To obtain a prospectus, containing more complete information about the Fund, including fees and expenses, please call us at 888.884.8482.

The "Relative Performance" chart assumes an initial investment of $10,000 and reinvestment of dividends and capital gains and includes all fund expenses. The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Rafferty Capital Markets LLC, White Plains, New York, serves as the Fund's principal underwriter and distributor of shares.

Interested in receiving your Marketocracy Fund's NAV each weekday afternoon? It's convenient, it's easy! Visit funds.marketocracy.com and click on the "price update" tab for your fund. Then, just enter an email address and we'll do the rest!


Performance & Portfolio Discussion

It was a very difficult quarter for the Medical Specialists Fund (MSFQX), which lost 30.36% during the period. Healthcare stocks as measured by the Russell 3000 Healthcare index, the broadest measure for healthcare stocks, lost 16.75% during the second quarter of 2002, modestly outperforming the Nasdaq Composite, which slid 20.64%. The Dow Jones Industrial Average gave up only 10.68%, beating both the Russell 3000 and the Nasdaq, and the S&P 500 Index as well, which lost 13.39% for the period.

For the fiscal year ended June 30, 2002, the Fund lost 38.73%, compared to a loss of 10.32% for the Dow Jones Industrial Average, a loss of 32.13% for the Nasdaq, a loss of 18.01% for the S&P 500 Index and a loss of 16.45% for the Russell 3000.

Within the healthcare sector, both large and small cap stocks lost ground during the quarter, with the Russell 1000 Healthcare Index (large caps) giving up 16.64% and the Russell 2000 Healthcare Index (small caps) declining 18.31%. For the year ended June 30, 2002, the Russell 1000 Healthcare Index slid 15.29%, while the Russell 2000 Healthcare Index 25.56%.

The Fund's performance in Q2 is attributed in large part to regulatory setbacks at the hands of a still-leaderless FDA. Furthermore, the Fund focused on some of the more aggressive segments of healthcare and was thus more volatile than the industry overall.

At quarter-end, the Fund held a 35.1% stake in Biotechnology, a 19% position in Genomics and a 16.1% stake in Cardiac Devices. Among the largest positions were Amgen, at 10.84%, Immunex, at 8.7%, Quadramed, at 8.5% and Igen International, at 7.34%.


-------------------------------------------------------------------------------------------
          The Medical   Dow Jones  Standard &                         Russell    Russell
          Specialists  Industrial  Poor's 500           Russell 1000    2000       3000
              Fund       Average  Stock Index   NASDAQ   Healthcare  Healthcare Healthcare

 12/10/97   10,000       10,000     10,000     10,000      10,000     10,000     10,000

 12/31/97   10,120        9,924     10,016      9,839      10,068     10,011     10,064

 12/31/98    9,663       11,723     12,878     13,795      14,372     10,336     13,826

 12/31/99   14,700       14,909     15,588     25,640      13,015     12,974     12,731

  6/30/00   17,449       13,649     15,519     25,009      15,886     17,657     15,639

  9/30/00   18,092       13,973     15,369     23,169      15,998     20,436     15,901

 12/31/00   14,591       14,205     14,168     15,595      17,459     18,997     17,098

  3/31/01   10,871       13,062     12,492     11,625      14,676     15,371     14,329

  6/30/01   13,383       13,942     13,223     13,669      14,943     19,237     14,788

  9/30/01   10,419       11,801     11,282      9,486      15,079     14,880     14,678

 12/31/01   13,667       13,431     12,487     12,354      15,349     16,735     15,077

 03/31/02   11,774       14,000     12,521     11,699      15,189     15,251     14,848

 06/30/02    8,200       12,505     10,844      9,284      12,662     12,458     12,361

Past performance is no guarantee of future results.
The Returns down do not reflect deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

[GRAPH]

FUND HOLDINGS BY SECTOR*

Cash                                    1.5%
Technology and Software                19.5%
Healthcare Equipment and Services       2.0%
Genomics                               19.0%
Drugs/Medical Supplies                  6.8%
Cardiac Devices                        16.1%
Biotechnology                          35.1%

* Based on a percentage of net assets as of June 30, 2002 (cash number net of payables)

As I see it, the biotech industry continues to be hampered by a leader-less Food and Drug Administration (FDA). Without a Commissioner to define policy, the FDA seems to have reverted to a default policy of "erring on the side of caution," which in practice means an extended review process- and fewer approvals.

This slowdown in the review process has several important implications for investors. First of all, companies with existing drugs in the marketplace should benefit, as the slowdown in new drug approvals will delay the onset of competition. I believe Amgen's Enbrel is good example. Abbot Laboratories is working on a competing drug, D2E7, which the company reportedly plans to present to the FDA in the fourth quarter of 2002. While the prospect of competition for Enbrel has had a negative impact on Amgen's stock price, in my opinion the chances are relatively good that the FDA will take more time than anyone expects to review Abbott's D2E7, thus leaving Enbrel unchallenged in the marketplace for a longer period of time.

Another important implication for investors has to do with companies, like Abbott Laboratories, that are planning to submit drugs for FDA approval. In my view, it is a prudent idea for investors to reduce their exposure to companies that are now coming before the FDA for approvals, because, as noted above, these companies are likely to suffer delays. Biogen is a good example. To restore its sales growth, the company appears to be relying on a relatively prompt FDA approval of Amevive. While I think the Amevive data is compelling, I am not confident that it is good enough to win approval from a leaderless, risk-averse FDA. If a new Commissioner is appointed before Amevive comes up for review, Biogen might be a good bet. Otherwise, I think a more cautious outlook on the company is justified.

Until the regulatory bottleneck at the FDA is resolved, biotech stocks will be subjected to even greater volatility than usual. Against the backdrop of a turbulent equities market, some investors may decide to leave the sector altogether; Still, as I have said many times before, investors prepared to ride out short-term bumps in the market will likely be rewarded with good long-term performance.

Ken Kam
Portfolio Manager
Medical Specialists Fund


Performance Summary                                         Technology Plus Fund


                                       Cumulative Return       AVG Annual Return

As of June 20, 2002      Q2        YTD     INCEPT(1)    1 Year       INCEPT(1)

Technology
Plus Fund             -11.03%    -7.08%    -10.83%      -15.32%        -7.34%

Market Indices

DJIA(2)               -10.68%    -6.91%     25.05%   -10.32%    -3.96%     5.02%

S&P 500(3)              8.00%   -13.15%      8.44%   -18.01%    -9.18%     1.79%

NASDAQ(4)             -20.64%   -24.84%     -7.16%   -32.13%   -18.12%    -1.61%



1    The Technology Plus Fund inception date is 12/29/00.
2 The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks.
3 Standard & Poors 500 Index is comprised of 500 selected common stocks most of which are listed on the NYSE.
4 NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small Cap) stocks.


The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The Fund seeks out technology companies having superior growth potential, as well as over-valued technology stocks that the Fund can sell short. The Fund will be subject to greater than average risks because of its concentration in technology-related companies generally and with respect to certain types of technology. Some of the special risks include substantial investments in technological research and development that may or may not be successful or potentially rapid obsolescence of products or technology. The Fund may also engage in short-selling and invest in futures and options, and thus may be subject to greater investment risks than mutual funds that do not engage in such strategies. Please read the propspectus carefully before investing. To obtain a prospectus, containing more complete information about the Fund, including fees and expenses, please call us at 888.884.8482.

The "Relative Performance" chart assumes an initial investment of $10,000 and reinvestment of dividends and capital gains and includes all fund expenses. The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

Rafferty Capital Markets LLC, White Plains, New York, serves as the Fund's principal underwriter and distributor of shares.

Interested in receiving your Marketocracy Fund's NAV each weekday afternoon? It's convenient, it's easy! Visit funds.marketocracy.com and click on the "price update" tab for your fund. Then, just enter an email address and we'll do the rest!

Performance & Portfolio Discussion

It was another disappointing quarter for technology stocks. Following a 5.4% drop in the first quarter of this year, the tech-heavy Nasdaq fell another 20.64% in Q2. For the quarter, the Marketocracy Technology Plus Fund lost 11.03%, outperforming the Nasdaq Composite, which lost 20.63%, by 9.61%.

For the fiscal year ended June 30, 2002, the Fund lost 15.32%, compared to a loss of 32.13% for the Nasdaq.

The second quarter of this year was another period in which the risk control measures of the Technology Plus Fund helped to preserve the Fund's assets. Year-to-date, the Fund has given up only 7.08%, versus a nearly 25% decline in the Nasdaq.

At quarter-end, the Fund was diversified in technology-related companies across nine sectors. The Fund's largest allocations were 15.6% to Biotechnology, 14.0% to Semiconductors, and 13.8% to Electronics. The five largest individual stock positions were Amylin Pharmaceuticals, Bio-Technology General, Kronos, White Electronic Designs, and Affymetrix.

Looking ahead

Following major declines in almost all domestic securities, we believe it is an excellent time to be accumulating quality technology companies. We remain optimistic on all technology sectors, including biotechnology companies. The ever-increasing percentage of the elderly in our population, the principal consumers of drugs, should provide a steady source of demand for biotech companies. Moreover, the long-term growth of exports to developing countries should likewise lead to increasing revenues for the industry.


FUND HOLDINGS BY SECTOR* (Long Positions)

Other                           14.3%
Semiconductors                  14.0%
Medical                          4.4%
Manuafacturing                   4.7%
Electronics                     13.8%
Biotechnology                   15.6%
Communications                   7.5%
Computer Programming             9.3%
Computers/Storage Systems        5.4%
Drugs                           11.0%

* Based on a percentage of total assets as of June 30, 2002 (cash number net of payables)


                                Dow Jones     Standard &
               The Technology   Industrial    Poor's 500
                Plus Fund       Average       Stock Index     NASDAQ

12/29/00          10,000          10,000       10,000       10,000

 3/31/01           8,900           9,196        8,817        7,454

 6/30/01          10,530           9,815        9,333        8,765

 9/30/01           7,510           8,308        7,963        6,083

12/31/01           9,596           9,455        8,813        7,922

03/31/02          10,018           9,856        8,837        7,502

06/30/02           8,913           8,804        7,654        5,953

Past performance is no guarantee of future results.

The returns down do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Though most of the Fund's holdings have experienced price declines, we chose them for their innovative products and their potential for excellent long-term performance. We will also maintain hedge positions, with the goal of lowering the downside risk of the Fund.

As for the current turbulence in the equities market, we believe that the recent crisis in accounting will be beneficial to the Fund's holdings. On the long side of the portfolio, we have chosen companies because of their quality products and market potential, and not because of highly optimistic analyst recommendations or company pro forma financial statements. On the short side of the Fund, we look for companies that have very optimistic valuations, and hence will likely be most subject to the corrections of more accurate accounting practices.

Focus Stock: Linear Technology Corporation (symbol LLTC)

According to LLTC, it designs, manufactures and markets linear integrated circuits, with applications to telecommunications, notebook and desktop computers, video/multimedia, computer peripherals, cellular phones, network products, satellites, military and space systems. Linear Technology has suffered with its industry and has fallen from $48 per share last August to its current price below $30.

However, unlike most companies, LLTC has remained profitable and holds cash equivalent to almost $5.00 per share. With its broadly diversified products and leadership position, we feel it is an excellent long-term holding, and one that should appreciate rapidly when the recovery arrives.

Paul McEntire
Portfolio Manager
Technology Plus Fund





                            MEDICAL SPECIALISTS FUND
                              TECHNOLOGY PLUS FUND

                    Financial Statements as of June 30, 2002

                            Portfolio of Investments

                       Statements of Assets & Liabilities

                            Statements of Operations

                      Statements of Changes in Net Assets

                              Financial Highlights

                                Financial Notes

               Report of Independent Certified Public Accountants


                THE MEDICAL SPECIALISTS FUND
          PORTFOLIO OF INVESTMENTS - JUNE 30, 2002

                                                   Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%                                               $11,977,704
--------------------------------------------------------------------------------
   (Cost $24,198,701)

BIOTECHNOLOGY - 35.1%                                                 4,269,763
                                                              ------------------

     Albany Molecular Research*                           350             7,399
     Amgen, Inc.*                                      34,500         1,444,860
     Biogen, Inc.*                                     14,550           602,807
     Elan Corporation, plc*                             1,200             6,564
     Genetech Inc.*                                       600            20,100
     ICOS Corporation*                                    700            11,872
     IDEC Pharmaceuticals Corp.*                          200             7,090
     Immunex Corp.*                                    51,909         1,159,647
     Immunogen Inc.*                                      600             1,614
     ISIS Pharmacueticals Corp.*                        3,800            36,138
     MedImmune, Inc.*                                  24,200           638,880
     Protein Design Labs Inc.*                         12,000           130,320
     Sepracor, Inc.*                                   19,850           189,567
     Shire Pharmaceuticals*                               500            12,905

CARDIAC MEDICAL DEVICES - 16.1%                                       1,962,997
                                                              ------------------
     Cambridge Heart, Inc.*                           222,650           195,932
     Guidant Corp.*                                    27,466           830,297
     Medtronic, Inc.                                   12,600           539,910
     Novoste Corp.*                                    85,900           396,858

DRUGS/MEDICAL SUPPLIES - 6.8%                                           820,295
                                                              ------------------
     Bradley Pharmaceuticals Inc.*                      1,100            14,630
     CV Therapeutics, Inc.*                            15,000           279,300
     Connetics Corporation*                               800            10,335
     D & K Healthcare Resources, Inc.                     600            21,156
     Eli Lilly & Co.                                      200            11,280
     Forest Laboratories Cl A*                            500            35,400
     Inhale Therapeutic Systems*                          600             5,958
     Johnson & Johnson                                    300            15,678
     Ligand Pharmacueticals*                              800            11,600
     Merck & Comapany                                     200            10,128
     Mylan Labrotories                                    300             9,405
     Neose Technologies, Inc.*                         32,790           357,411
     Pfizer Inc.                                          300            10,500
     Schering Plough Corp.                                150             3,690
     Sonus Pharmaceuticals Inc.*                        1,600             3,344
     Wyeth                                                400            20,480

GENOMICS - 19.0%                                                      2,315,842
                                                              ------------------
     Affymetrix, Inc.*                                 39,600           950,004
     Applera Corp. - Celera Genomics Group*            29,000           348,000
     Human Genome Science Inc.*                           700             9,380
     Incyte Genomics, Inc.*                            50,640           368,153
     Millennium Pharmaceuticals, Inc.*                 52,700           640,305

HEALTH CARE EQUIPMENT AND SERVICES - 2.0%                               241,041
                                                              ------------------
     AmerisourceBergen                                    150            11,400
     Cardinal Health                                      400            24,564
     Caremark Rx Inc.*                                    800            13,200
     Curative Health Services*                          6,300           105,714
     Express Scripts Inc.*                                700            35,077
     Matria Healthcare Inc.*                              600             4,932
     Polymedica Corp.                                     700            17,878
     Henry Schein Inc.*                                   350            15,575
     UnitedHealth Group Inc.                               50             4,577
     U.S. Physical Therapy Inc.                           400             8,124

Technology and Software - 19.5%                                       2,367,766
                                                              ------------------
     IGEN International, Inc.*                         31,048           978,012
     QuadraMed Corp.*                                 162,125         1,133,254
     Trizetto Group Inc.*                              30,000           256,500

--------------------------------------------------------------------------------
CASH EQUIVALENTS - 11.4%                          Par Value           1,387,177
--------------------------------------------------------------------------------
     First American U.S. Treasury Money Market Fund
     (Cost $663,118)                                $ 663,118           663,118

     U.S. Bancorp Demand Note                         724,059           724,059
                                                              ------------------
     (Cost $724,059)

TOTAL INVESTMENT SECURITIES - 109.9%                                 13,364,881
     (Cost $25,585,878)

Liabilities in excess of other assets - (9.9%)                       (1,199,877)
                                                              ------------------

NET ASSETS - 100.0%                                                 $12,165,004
                                                              ==================
* Non-income producing

     See accompanying notes to the financial statements.


                            THE TECHNOLOGY PLUS FUND
                    PORTFOLIO OF INVESTMENTS - JUNE 30, 2002

                                                 Shares               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 85.7%                                                $1,035,763
--------------------------------------------------------------------------------
   (Cost $1,233,472)

BIOTECHNOLOGY - 15.6%                                                   189,029
                                                                    ------------
              Affymetrix, Inc. *                     2,500               59,975
              Aphton Corporation*                    2,900               21,750
              Bio-Technology General Corp. *        12,600               75,726
              VaxGen Inc.*                           5,700               31,578

COMMUNICATIONS - 7.5%                                                    90,862
                                                                    ------------
              Ciena Corp.*                          10,300               43,157
              Scientific-Atlanta, Inc.               2,900               47,705

COMPUTER PROGRAMMING - 9.3%                                             112,414
                                                                    ------------
              Kronos, Inc. *                         1,950               59,454
              Sungard Data Systems, Inc.*            2,000               52,960

COMPUTERS / STORAGE SYSTEMS - 5.4%                                       65,745
                                                                    ------------
              Genus Inc.*                            9,000               17,370
              Cognizant Tech Solutions Corp.*          900               48,375

DRUGS - 11.0%                                                           132,886
                                                                    ------------
              Amylin Pharmaceuticals, Inc. *         7,700               84,238
              Bone Care International, Inc. *        9,300               48,648

ELECTRONICS - 13.8%                                                     166,202
                                                                    ------------
              Agilent Technologies, Inc. *           2,400               56,760
              Mentor Graphics Corp.*                 3,600               51,192
              Technitrol, Inc.                       2,500               58,250

MANUFACTURING - 4.7%                                                     56,368
                                                                    ------------
              Honeywell International, Inc.          1,600               56,368

MEDICAL -  4.4%                                                          53,634
                                                                    ------------
              PolyMedica Corp. *                     2,100               53,634

SEMICONDUCTORS - 14.0%                                                  168,623
                                                                    ------------
              Applied Materials, Inc. *              2,300               43,746
              Catalyst Semiconductor, Inc. *        21,300               56,445
              White Electronic Designs Corp. *       9,100               68,432


TOTAL INVESTMENT SECURITIES - 85.7%                                  $1,035,763
     (Cost $1,233,472)

Other assets and liabilities - 14.3%                                    172,236
                                                                    ------------

NET ASSETS - 100.0%                                                  $1,207,999
                                                                    ============

* Non-income producing

See accompanying notes to the financial statements.


                             THE TECHNOLOGY PLUS FUND
                 SCHEDULE OF SECURITIES SOLD SHORT - JUNE 30, 2002


---------------------------------------------------------------------------
 Security Description                          Shares             Value
---------------------------------------------------------------------------

 COMMON STOCKS

 Amazon.com, Inc.                                  1,600     $      26,000
 Cablevision Systems - Class A                     2,000            18,920
 Charter Communications, Inc.                      3,400            13,872
 Computer Associates, Inc.                         1,700            27,013
 Falconstor Software, Inc.                         5,200            21,996
 Idexx Laboratories, Inc.                            900            23,211
 Nextel Partners, Inc. - Class A                   5,500            14,960
 Novellus Systems, Inc.                              500            17,000
 Plantronics, Inc.                                 1,400            26,614
 Priceline.com, Inc.                               8,000            22,320
 Research Frontiers, Inc.                            400             5,944
 Research In Motion                                1,900            21,622
 Yahoo!                                            1,800            26,568
                                                               ------------
Total Securities Sold Short (Proceeds $384,160)              $     266,040
                                                               ============

See accompanying notes to the financial statements.


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002


                                                                       Medical
                                                                   Specialists
                                                                          Fund
                                                              ----------------

ASSETS
Investment securities:
     At acquisition cost                                         $ 25,585,878
                                                              ================
     At market value (Note 1)                                    $ 13,364,881
Interest and dividends receivable                                         597
Receivable for capital shares sold                                        325
                                                              ----------------
       TOTAL ASSETS                                                13,365,803
                                                              ----------------

LIABILITIES
Payable for capital shares redeemed                                 1,167,879
Accrued expenses and other liabilities                                 32,920
                                                              ----------------
       TOTAL LIABILITIES                                            1,200,799
                                                              ----------------

NET ASSETS                                                       $ 12,165,004
                                                              ================

Net assets consist of:
Paid in capital                                                  $ 26,349,020
Accumulated net realized loss from security transactions           (1,963,019)
Net unrealized depreciation of investments                        (12,220,997)
                                                              ----------------
Net assets                                                       $ 12,165,004
                                                              ================

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                       1,559,075
                                                              ================

Net asset value, offering price and redemption
   price per share (Note 1)                                            $ 7.80
                                                              ================



See accompanying notes to the financial statements.


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002


                                                                    Technology
                                                                          Plus
                                                                          Fund
                                                              ----------------

ASSETS
Investment securities:
     At acquisition cost                                          $ 1,233,472
                                                              ================
     At market value (Note 2)                                     $ 1,035,763
Deposit with brokers for securities sold short                        377,999
Receivable for portfolio investments sold                              53,458
Receivable for capital shares sold                                     29,000
Interest and dividends receivable                                          20
                                                              ----------------
       TOTAL ASSETS                                                 1,496,240
                                                              ----------------

LIABILITIES
Securities sold short:
     Proceeds                                                         384,160
                                                              ================
     At market value                                                  266,040
Cash overdraft                                                         16,367
Payable for capital shares redeemed                                     3,651
Accrued expenses and other liabilities                                  2,183
                                                              ----------------
       TOTAL LIABILITIES                                              288,241
                                                              ----------------

NET ASSETS                                                        $ 1,207,999
                                                              ================

Net assets consist of:
Paid in capital                                                   $ 1,431,930
Accumulated net realized loss from security transactions             (144,341)
Net unrealized depreciation of investments                            (79,590)
                                                              ----------------
Net assets                                                        $ 1,207,999
                                                              ================

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         137,393
                                                              ================

Net asset value, offering price and redemption
   price per share (Note 2)                                            $ 8.79
                                                              ================



See accompanying notes to the financial statements.

                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2002


                                                               Medical
                                                           Specialists
                                                                  Fund
                                                         ----------------

INVESTMENT INCOME
     Interest                                                    $ 9,894
     Dividends                                                     4,395
                                                         ----------------
         TOTAL INVESTMENT INCOME                                  14,289
                                                         ----------------

EXPENSES
     Investment advisory fees (Note 4)                           300,596
     Administrative fees (Note 4)                                 90,179
                                                         ----------------
         TOTAL EXPENSES                                          390,775
                                                         ----------------

NET INVESTMENT LOSS                                             (376,486)
                                                         ----------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
     Net realized loss from transactions:                     (1,911,810)

     Net change in unrealized appreciation of:
            Investments                                       (6,534,251)
                                                         ----------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS             (8,446,061)
                                                         ----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                  $ (8,822,547)
                                                         ================

See accompanying notes to the financial statements.

                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2002



                                                                 Technology Plus
                                                                        Fund
                                                               ----------------

INVESTMENT INCOME
     Interest                                                            $ 624
     Dividends                                                             651
                                                               ----------------
         TOTAL INVESTMENT INCOME                                         1,275
                                                               ----------------

EXPENSES
     Investment advisory fees (Note 4)                                  10,645
     Administrative fees (Note 4)                                        3,194
     Dividend expense                                                       84
                                                               ----------------
         TOTAL EXPENSES                                                 13,923
                                                               ----------------

NET INVESTMENT LOSS                                                    (12,648)
                                                               ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized gain (loss) from:
            Long transactions                                         (191,948)
            Short transactions                                          47,607
     Net change in unrealized appreciation (depreciation) of:
            Investments                                               (167,026)
            Short positions                                            124,939
                                                               ----------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                     (186,428)
                                                               ----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $ (199,076)
                                                               ================


See accompanying notes to the financial statements.


                     STATEMENT OF CHANGES IN NET ASSETS
              For the Years Ended June 30, 2002 and June 30, 2001


                                                                 Medical Specialists Fund
                                                             ------------------------------------

                                                                Year               Year
                                                                Ended             Ended
                                                                6/30/02           6/30/01

FROM OPERATIONS:
     Net investment loss                                         $ (376,486)       $ (596,583)
     Net realized gain (loss) from investments sold
     and securities sold short                                   (1,911,810)          895,322
     Net change in unrealized depreciation
             on investments                                      (6,534,251)      (10,350,714)
                                                             ---------------    --------------
Net decrease in net assets resulting from operations             (8,822,547)      (10,051,975)
                                                             ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           -                 -
     From realized gains                                                  -          (433,985)
                                                             ---------------    --------------
Decrease in net assets from distributions to shareholders                 -          (433,985)
                                                             ---------------    --------------

FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                    7,541,639         5,994,261
     Net asset value of shares issued to shareholders
           in reinvestment of distributions                               -           417,041
     Payments of shares redeemed                                (11,559,035)      (17,805,382)
                                                             ---------------    --------------
Net decrease in net assets from capital share transactions       (4,017,396)      (11,394,080)
                                                             ---------------    --------------

TOTAL DECREASE IN NET ASSETS                                    (12,839,943)      (21,880,040)

NET ASSETS:
     Beginning of year                                           25,004,947        46,884,987
                                                             ---------------    --------------
     End of year                                               $ 12,165,004      $ 25,004,947
                                                             ===============    ==============


Capital Share Activity
Shares sold                                                         663,483           378,663
Shares issued in reinvestment of distributions to shareholders            -            29,431
Shares redeemed                                                  (1,069,163)       (1,230,746)
                                                             ---------------     -------------
Net decrease in shares outstanding                                 (405,680)         (822,652)
Shares outstanding, beginning of year                             1,964,755         2,787,407
                                                             ---------------     -------------
Shares outstanding, end of year                                   1,559,075         1,964,755
                                                             ===============     =============


See accompanying notes to the financial statements.


                      STATEMENT OF CHANGES IN NET ASSETS
              For the Years Ended June 30, 2002 and June 30, 2001


                                                                       Technology Plus Fund
                                                                 ---------------------------------

                                                                    Year             Period
                                                                    Ended             Ended
                                                                    6/30/02         6/30/01(a)

FROM OPERATIONS:
     Net investment loss                                              $ (12,648)         $ (1,376)
     Net realized gain (loss) from investments sold
     and securities sold short                                         (144,341)            8,499
     Net change in unrealized depreciation
     on investments and short positions                                 (42,087)          (37,503)
                                                                 ---------------    --------------
Net decrease in net assets resulting from operations                   (199,076)          (30,380)
                                                                 ---------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                               -                 -
     From realized gains                                                 (7,123)                -
                                                                 ---------------    --------------
Decrease in net assets from distributions to shareholders                (7,123)                -
                                                                 ---------------    --------------

FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                        1,779,562           757,002
     Net asset value of shares issued to shareholders
           in reinvestment of distributions                               6,928                 -
     Payments of shares redeemed                                       (754,790)         (344,124)
                                                                 ---------------    --------------
Net increase in net assets from capital share transactions            1,031,700           412,878
                                                                 ---------------    --------------

TOTAL INCREASE IN NET ASSETS                                            825,501           382,498

NET ASSETS:
     Beginning of period                                                382,498                 -
                                                                 ---------------    --------------
     End of period                                                  $ 1,207,999         $ 382,498
                                                                 ===============    ==============


Capital Share Activity
Shares sold                                                             184,317            71,028
Shares issued in reinvestment of distributions to shareholders              729                 -
Shares redeemed                                                         (83,992)          (34,689)
                                                                 ---------------    --------------
Net increase in shares outstanding                                      101,054            36,339
Shares outstanding, beginning of period                                  36,339                 -
                                                                 ---------------    --------------
Shares outstanding, end of period                                       137,393            36,339
                                                                 ===============    ==============


(a) Represents period from commencement of operations, December 29, 2000, through June 30, 2001.


See accompanying notes to the financial statements.


                              FINANCIAL HIGHLIGHTS
            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF CAPITAL
                    STOCK OUTSTANDING THROUGHOUT EACH PERIOD


The Medical Specialists Fund

                                           Year      Year   Six Months  Year      Year     Period
                                           Ended    Ended     Ended     Ended    Ended     Ended
                                          6/30/02  6/30/01  6/30/00(d) 12/31/99 12/31/98 12/31/97(a)


Net asset value at beginning of period     $12.73   $16.82    $14.17     $9.66   $10.12   $10.00
                                          ----------------------------------------------------------

Income from Investment Operations:
     Net investment income (loss)           (0.24)   (0.30)    (0.10)    (0.06)   (0.10)    0.01
     Net realized and unrealized gain
     (loss) on investments                  (4.69)   (3.60)     2.75      5.05    (0.36)    0.11
                                          ----------------------------------------------------------
Total from investment operations            (4.93)   (3.90)     2.65      4.99    (0.46)    0.12
                                          ----------------------------------------------------------

Less distributions from:
     Realized gains                          -       (0.19)    -         (0.48)       -         -
                                          ----------------------------------------------------------
Total distributions                          -       (0.19)    -         (0.48)       -         -
                                          ----------------------------------------------------------


Net asset value at end of period            $7.80   $12.73    $16.82    $14.17    $9.66   $10.12
                                          ==========================================================

Total Return                               (38.73%) (23.31%)   18.70%(b) 52.13%   (4.55%)   1.20%(b)
                                          ==========================================================

Net assets at end of period (millions)      $12.2    $25.0     $46.9     $16.6     $4.5     $2.4

Ratio of expenses to average net assets:     1.95%    1.95%     1.95%(c)  1.77%    1.95%    1.81%(c)
Ratio of net investment income (loss) to
   average net assets:                      (1.88)%  (1.78)%   (1.32)%(c)(0.91)%  (1.33)%   1.75%(c)
Portfolio turnover rate                        17%      27%       19%       71%     160%       0%


(a) Represents the period from the commencement of operations (December 10, 1997) through December 31, 1997
(b)  Not annualized
(c)  Annualized
(d) Effective March 15, 2000 the Fund's fiscal year end was changed to June 30 from December 31.

See accompanying notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF CAPITAL
                    STOCK OUTSTANDING THROUGHOUT EACH PERIOD


The Technology Plus Fund

                                                    Year             Period
                                                    Ended            Ended
                                                   6/30/02        6/30/01 (a)


Net asset value at beginning of period             $10.53             $10.00
                                                 ------------------------------

Income from Investment Operations:
     Net investment loss                            (0.09)             (0.04)
     Net realized and unrealized gain
    (loss) on investments                           (1.51)              0.57
                                                 ------------------------------
Total from investment operations                    (1.60)              0.53
                                                 ------------------------------

Less distributions from:
     Realized gains                                 (0.14)        -
                                                 ------------------------------
Total distributions                                 (0.14)        -
                                                 ------------------------------


Net asset value at end of period                    $8.79             $10.53
                                                 ==============================

Total Return                                       (15.32)%          5.30%(b)
                                                 ==============================

Net assets at end of period (millions)               $1.2               $0.4

Ratio of expenses to average net assets:            1.95%           1.95% (c)
Ratio of net investment loss to
   average net assets:                             (1.77)%            (0.77)%(c)
Portfolio turnover rate                               77%                25%


(a) Represents the period from the commencement of operations (December 29, 2000) through June 30, 2001 (b) Not annualized (c) Annualized

See accompanying notes to the financial statements.




Financial Notes

1.   Organization

The Medical Specialists Fund and The Technology Plus Fund (the "Funds") are each a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999. The Medical Specialists Fund, formerly a series of the Firsthand Funds, commenced operations on December 10, 1997. The Technology Plus Fund commenced operations on December 29, 2000. The objective of each fund is as follows:

The Medical Specialists Fund seeks long-term growth of capital by investing primarily in securities of companies in the medical/healthcare industry.

The Technology Plus Fund seeks capital appreciation by investing in common stocks of technology-related companies of any size, primarily in the U.S. As an added "plus", the Fund may sell securities short to reduce market risks and improve long term returns.


2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Funds in preparing their financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investment Valuation
Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the average of the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share Valuation
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund is equal to the net asset value per share.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes
The Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts , if any, from prior years.

As of June 30, 2002, the Medical Specialists Fund and Technology Plus Fund realized capital losses of $956,741 and $73,373, respectively, during the period from November 1, 2001 through June 30, 2002, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2003. At June 30, 2002, the Medical Specialists Fund and Technology Plus Fund have capital loss carryovers of $980,820 and $40,131, respectively, expiring in 2010, which may be used to offset future capital gains.

Short Sales
The Technology Plus Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Technology Plus Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Technology Plus Fund is required by the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. For the year ended June 30, 2002, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $73,045 and $455,776, respectively.

Other
Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

3.       Investment Transactions

The  aggregate   purchases  and  sales  of  securities   (excluding   short-term
investments and short positions) for the year ended June 30, 2002 are summarized below:

                           Medical Specialists                   Technology
                                  Fund                           Plus Fund
                           -----------------------------------------------------
Purchases...............       $3,404,217                        $1,527,758
Sales......................    $6,549,007                          $508,268

There were no purchases or sales of long-term U.S. Government securities.

At June 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                             Medical Specialists             Technology
                                   Fund                      Plus Fund
Unrealized appreciation...        $1,267,200                  $200,830
Unrealized depreciation...      ($13,513,654)                ($429,376)
                                 ------------                 ---------
Net unrealized appreciation
     (depreciation)on
      investments.........      ($12,246,454)                $(228,546)
                                 ============                 =========

At June 30, 2002, the Funds had no undistributed net investment income for tax purposes

At June 30, 2002, the cost of investments for federal income tax purposes, excluding short positions, was $25,611,335 and $1,264,309, respectively, for the Medical Specialists Fund and Technolgy Plus Fund. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

4.   Investment Advisory and Administration Agreements

Advisory Fees - The investment adviser for The Medical Specialists Fund is Ingenuity Capital Management LLC ("ICM"). The investment adviser for The Technology Plus Fund is Marketocracy Capital Management LLC ("MCM)". For ease, each adviser is referred to as the "Adviser". Each Fund's investments are managed by the Adviser pursuant to the terms of the respective Investment Advisory Agreement (the "Advisory Agreements"). Under each Advisory Agreement, the Adviser furnishes advice and recommendations with respect to each Fund's portfolio of investments and provides persons satisfactory to the Trust's Board of Trustees to be responsible for the overall management and administration of the Fund, subject to the supervision of the Trust's Board of Trustees. Each Adviser is responsible for (1) the compensation of any of the Trust's Trustees, officers and employees who are directors, officers, employees or shareholders of the Adviser, (2) compensation of the Adviser's personnel and payment of other expenses in connection with the provision of portfolio management services under each Fund's Advisory Agreement, and (3) expenses of printing and distributing each Fund's Prospectus and sales and advertising materials to prospective clients.

For the services provided by the Adviser under the Advisory Agreement, the Adviser received from the respective Funds' management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of each Fund's average daily net assets. The Advisory Agreements require the Advisers to waive their management fees and, if necessary, reimburse expenses of a Fund to the extent necessary to limit each Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion. From the management fees received, MCM pays the subadviser to the Technology Plus Fund, Skye Investment Advisors LLC.

Administration Fees - The Trust has entered into a separate contract with ICM and MCM (the "Administrators") wherein each is are responsible for providing administrative and supervisory services to the Funds (each an "Administration Agreements"). Under each Administration Agreement, each Adminstrator oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Administrators also arrange for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreements, each Administrator is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Administrators have also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage and commission expenses and any extraordinary and nonrecurring expenses.

For the services rendered by each Administrator under the respective Administration Agreement, the Administrators receive a fee at the annual rate of 0.45% of the respective Fund's average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

Each Administrator has retained U.S. Bancorp Fund Services, LLC (the "Transfer Agent") to serve as each Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Funds, and to assist each Administrator in providing executive, administrative and regulatory services to the Funds. The Administrators, (not the Funds) pay the Transfer Agent's fees for these services.

5.   Distributions to Shareholders

On December 14, 2001, a capital gain distribution of $0.14 per share was declared for the Technology Plus Fund. The distribution was paid to shareholders of record on December 13, 2001.

The tax character of the distributions paid for the fiscal years ended 2002 and 2001 were as follows:
                                                2002            2001
         Medical Specialists Fund
         Distributions paid from:
         Ordinary income                           -             $100,132
         Long-term capital gain                    -              333,853
                                              --------            -------
                                                   -             $433,985
                                              ========            =======

                                                2002            2001
         Technology Plus Fund
         Distributions paid from:
         Ordinary income                        7,123                  -
         Long-term capital gain                    -                   -
                                              --------            -------
                                                7,123                  -
                                              ========            =======

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

         Medical Specialists Fund
         Capital loss carryforward            $(980,820)
         Unrealized depreciation            (13,203,196)
                                            ------------
                                           $(14,184,016)

         Technology Plus Fund
         Capital loss carryforward            $ (40,131)
         Unrealized depreciation               (183,800)
                                               ---------
                                              $(223,931)

     REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
Marketocracy Funds
Los Altos, California


We have audited the accompanying statements of assets and liabilities of Marketocracy Funds comprising, respectively, The Medical Specialists Fund and The Technology Plus Fund, including the portfolios of investments, as of June 30, 2002, and the related statements of operations for the year then ended and the changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Marketocracy Funds as of June 30, 2002, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.





                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
August 2, 2002



Independent Trustees
------------------------ ------------ --------------- ------------------------- ------------- -------------------
Name, Address and Age    Position(s)     Term of      Principal Occupation(s)       # of            Other
                          Held with     Office and     During Past Five Years    Portfolios     Trusteeships/
                            Fund        Length of                                 in Fund       Directorships
                                       Time Served                                Complex      Held by Trustee
                                                                                Overseen by
                                                                                  Trustee
------------------------ ------------ --------------- ------------------------- ------------- -------------------

Arthur L. Roth (77)      Trustee,     Since           Retired.  Principal,           3        Not Applicable
26888 Almaden Court      Chairman     December        Arthur L. Roth &
Los Altos, CA  94022     of Board     1997; Term is   Company, Management
                                      indefinite      Consultation (1979 to
                                                      1991).
------------------------ ------------ --------------- ------------------------- ------------- -------------------
William J. Scilacci (79) Trustee      Since           Retired.  President,           3        Director, Bank of
26888 Almaden Court                   December        Bank of Santa Clara                     Santa Clara
Los Altos, CA  94022                  1997; Term is   (1982 to 1993)                          (1973-2000)
                                      indefinite
------------------------ ------------ --------------- ------------------------- ------------- -------------------

Shawn O'Hara (41)        Trustee      Since January   President, Junior              3        Director, Junior
101 Lombard Street #302W              2002; Term is   Achievement of Bay                      Achievement of
San Francisco, CA  94111              indefinite      Area, Inc., a                           Bay Area, Inc.
                                                      non-profit                              (June 1992 to
                                                      organization, (April                    April 1994)
                                                      1994 to present); Vice
                                                      President, Junior
                                                      Achievement of Bay
                                                      Area, Inc (May 1998 to
                                                      April 1994).
------------------------ ------------ --------------- ------------------------- ------------- -------------------
Interested Trustees and Officers
------------------------ ------------ -----------------------------------------   ------------- -------------------
Name, Address and Age    Position(s)    Term of       Principal Occupation(s)          # of            Other
                          Held with    Office and     During Past Five Years        Portfolios     Trusteeships/
                            Fund       Length of                                      in Fund       Directorships
                                      Time Served                                     Complex      Held by Trustee
                                                                                    Overseen by
                                                                                      Trustee
------------------------ ------------ -----------------------------------------   ------------- -------------------
Kendrick W. Kam (42)     Trustee,     Since           President, Ingenuity                3          Not Applicable
26888 Almaden Court      President    December        Capital Management LLC
Los Altos, CA  94022     and          1997; Term is   (July 1999 to Present);
                         Treasurer    indefinite      President, Interactive
                                                      Research Advisers, Inc.
                                                      and co-portfolio
                                                      manager (1993 to 1999).
------------------------ ------------ -----------------------------------------   ------------- -------------------
Stuart R. Brunet (41)    Vice         Since           President, Marketocracy             3          Not Applicable
26888 Almaden Court      President    February        Capital Management LLC
Los Altos, CA  94022                  2001; Term is   (February 2001 to
                                      indefinite      Present); Vice President
                                                      of Operations, Ingenuity
                                                      Capital Management LLC (2000
                                                      to Present); Sales Trader,
                                                      Preferred Capital Markets,
                                                      a broker-dealer in San
                                                      Francisco, CA (1993
                                                      to 2000).
------------------------ ------------ ------------------------------------------  ------------- -------------------
Elaine E. Richards (34)  Secretary    Since           Vice President and Legal            3          Not Applicable
615 East Michigan Street              December        Compliance Administrator,
Milwaukee, WI  53202                  1997; Term is   Firstar Mutual Fund
                                      indefinite      Services, LLC (1998 to
                                                      present); Associate
                                                      Attorney, Reinhart,
                                                      Boerner, Van Deuren,
                                                      Norris & Rieselbach, s.c.,
                                                      Milwaukee,
                                                      Wisconsin (1995 to 1998).
------------------------ ------------ ------------------------------------------ ------------- --------------

FAST FACTS

Medical Specialists Fund
Ticker Symbol = MSFQX

Technology Plus Fund
Ticker Symbol = TPFQX

Master 100 Fund
Ticker Symbol = MOFQX


This report and the financial statements contained in it are provided for the general information of the shareholders of the Marketocracy Funds. This report is not intended for distribution to prospective investors in the Funds. To obtain a prospectus containung more complete information about the Funds, including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Investment Advisers
Ingenuity Capital Management, LLC
26888 Almaden Court
Los Altos, CA 94022

Marketocracy Capital Managment, LLC
881 Fremont Street - Suite B2
Los Altos, CA  94024

TRANSFER AGENT/ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(Toll-Free) 1-888-884-8482

DISTRIBUTOR
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530


                               MARKETOCRACY FUNDS
                                MASTERS 100 FUND

                                 JUNE 30, 2002

                                 ANNUAL REPORT


Dear Shareholders,

When we last reported to you, we had hoped that the worst of the recent market turbulence was behind us. Unfortunately, with the Dow Jones Industrial Average and S&P 500 Index both swinging to significant losses, this was not the case, as the second quarter of 2002 proved to be even more difficult for equities than Q1.

Largely precipitated by accounting scandals at Worldcom and Enron, the recent public flogging of corporate CEOs, both from Congress and the President, may be backfiring. Instead of giving reassurance that the mess will be cleaned up, it has actually convinced a good number of investors that corporate America is pathologically dishonest.

These high profile scandals virtually guarantee that more government regulation is forthcoming. The new proposals sound great at first blush. After all, who would oppose sending corporate executives to jail when they knowingly release misleading financial information? However, no amount of regulation will make equity investing a risk-free endeavor. And bad regulation could make the problem worse.

Ultimately, though, we believe stock prices are about companies' earnings and prospects for future growth, and as I see it, the earnings outlook is vastly improving.

Earnings are rising

According to Thomson Financial/First Call data, of 221 S&P 500 Index companies that recently reported their financial results for the calendar second quarter, 59.7% beat Wall Street's earnings expectations, while 28.1% matched projections and only 12.2% fell short of consensus targets. Many companies have reported upside surprises in the second quarter, but have given cautious guidance for the rest of the year. In our view, the third quarter is showing signs of powerful profit increases, but CEO's don't want to stick their necks out. I suspect this is because many executives are unwilling to expose themselves to the risk of being prosecuted for honest mistakes.

P/E ratios look reasonable
Despite rising earnings and falling stock prices, many believe that the market is still expensive, because the S&P 500's current price-to-earnings ratio is still above historic averages.

However, we believe that Federal Reserve Board Chairman Alan Greenspan's model is a better gauge of the market's value, because it takes into consideration interest rates.

According to Barron's, the Fed Model, as it is known, now suggests that the S&P 500 is 30% undervalued. This model, which compares the yield on the 10-year Treasury with the so-called earnings yield on the S&P 500, suggests fair value for the S&P 500 of about 1200. Barron's also notes that other, more sophisticated models indicate the S&P 500 is undervalued to an even greater extent.

Earnings doubts?

Leading up to the August 14 deadline for CEOs to personally sign-off on their companies' financial statements, the risk of more scandals raises doubts about earnings estimates. But we believe these doubts are not well founded. Consider this: the S&P 500's total projected earnings for the year ending next March is $495 billion. According to Barron's estimates using the Fed model, earnings could decline by 30 percent - or $148 billion - and the market would still be fairly valued. Getting to this level would require the unlikely revelation of 39 additional Worldcom size restatements of $3.8 billion.

Offsetting further restatements is the possibility that earnings growth is stronger than anyone currently expects. I take solace in Greenspan's recent testimony to Congress:

"We do have a set of profits data which, for all practical purposes, are free of spin. ... [The national income and product accounts numbers] are improving fairly dramatically, as indeed they must because the necessary implications of productivity growth at a 7 percent annual rate in the average of the fourth and first quarters is very difficult to engender without a very major increase in operating earnings. And, indeed, that's exactly what is happening."

Translation: Behind all the spin, corporate profits are improving dramatically.

Summary

It is impossible to pick a bottom in the market. History teaches that if we are prepared to ride out short-term bumps in the market, then we will likely be rewarded in the long-term. Some of the best investors I know are buying equities right now because they don't expect stocks to fall much further, given the forecasts for an economic recovery.

The potential for new revelations of corporate fraud makes the market look and feel grim right now. But I don't think fraud so widespread as to justify the significant plunge in all the major indices. I believe that the sensational headlines about today's wrongdoers represent a tiny fraction of the publicly traded companies. The overwhelming majority of managements are honest and trustworthy even when "nobody is looking." We should invest accordingly.

So where do you put your money if you believe, as we do, in promise of the equities market? With a year-to-date average beta lower than that of the S&P 500 Index, our Masters 100 Fund (MOFQX) offered more than three times the diversification and returned 1.92% YTD as of June 30, 2002, compared to the S&P 500 Index loss of 13.15% during the same period.

The Masters 100 Fund is the first fund Marketocracy has launched as a result of its search for stock-picking talent through Marketocracy.com, and our efforts are paying off: As a result of doing the best search humanly possible to find skilled stock-pickers, the Fund has thus far achieved a higher return, with lower risk, than the S&P 500 Index. The strategy is working because we listen to a stock-picking team whose investment ideas are performing well right now and replace them if their track records go cold.

Sincerely,
Ken Kam
President
Marketocracy Funds

PERFORMANCE SUMMARY - MASTERS 100 FUND

As of June 30, 2000             Q2         YTD         INCEPT(1)
--------------------------------------------------------------------------------
MASTERS 100 FUND               -3.10%      1.92%        6.30%

Market Indices

DJIA(2)                       -10.68%     -6.91%       -0.80%

S&P 500(3)                    -13.39%    -13.15%       -9.37%

NASDAQ(4)                     -20.64%    -24.84%      -18.23%

1    The Masters 100 Fund inception date is 11/05/01.

2 Dow Jones Industrial Average is a price-weight average of 30 blue-ship stocks.

3 Standard & Poors 500 Index is comprised of 500 selected common stocks most of which are listed on the NYSE.

4 NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ (National Market & Small Cap) stocks.

The above indices are unmanaged and cannot be invested in directly.

Returns assume reinvestment of dividends and distributions. Past performance is not a guarantee of future results. Investment returns will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore could increase the volatility of the Fund's portfolio. Additionally, The m100 group, upon which the Masters 100 Fund's portfiolo manager relies in managing the Fund, is comprised of individuals who may not be investment professionals. Please read the prospectus carefully before investing. To obtain a prospectus, containing more complete information about the Fund, including fees and expenses, please call us at 888-884-8482.

Rafferty Capital Markets LLC, White Plains, New York, serves as the Fund's Prinicpal Underwriter and distributor of shares.

Interested in receiving your Marketocracy Fund's NAV each weekday afternoon? It's convenient, it's east! Visit funds.marketocracy.com and click on the "price update" tab for your fund. Then, just enter an email address and we'll do the rest!

PERFORMANCE & PORTFOLIO DISCUSSION

The Masters 100 Fund has now completed its second calendar quarter since commencing operations on November 5, 2001. As of June 30, 2002, the Fund posted a loss of 3.10% for the second quarter, while returning 1.92% year to date and 6.30% since inception. By comparison, the Dow Jones Industrial Average Index slid 10.68% in the second quarter, lost 6.91% year to date, and declined 0.80% in the period since the Fund's inception. For the same periods, the S&P 500 Index posted losses of 13.39%, 13.15% and 9.37%, respectively.

[GRAPH]
RELATIVE PERFORMANCE: MSF vs. MARKET INDICES

                                  11/5/01   12/31/01     03/31/02   06/30/02
-----------------------------------------------------------------------------
The Masters 100 Fund               10,000     10,430       10,970     10,630
Dow Jones Industrial Average       10,000     10,654       11,106      9,920
Standard & Poor's 500 Stock Index  10,000     10,436       10,464      9,063
NASDAQ                             10,000     10,880       10,303      8,177
-----------------------------------------------------------------------------

With more than twice the number of stocks in the portfolio, and with a year-to-date beta roughly half that of the S&P 500 Index, the Master 100 Fund outperformed the Index, with less risk. Of the 124 trading days in the first half of 2002, the S&P 500 Index rose on 54 of those days, and declined on the other 70 days. On the "up" days, the S&P 500 Index gained a total of 49.66%. On those same days, the Masters 100 Fund returned 32.02%, or roughly 65% of the S&P 500 Index's upside movement. On the market's "down" days, the S&P 500 Index lost a total of 63.65%, while the Masters 100 Fund gave up only 29.79%, or approximately 47% on the S&P 500 Index's loss.

During the quarter, the Fund's assets more than doubled, increasing from approximately $3.3 million to just over $7.4 million. Throughout the period, the Fund remained fully invested, ending the quarter with 94.5% of portfolio assets invested in common stocks.

FUND HOLDINGS BY SECTOR*
[GRAPH]

Utilities                        2.0%
Telecommunication Services       0.9%
Materials                       11.9%
Information Technology           7.1%
Industrials                     13.7%
Health Care                      8.7%
Cash                             5.5%
Consumer Discretionary          25.9%
Consumer Staples                 6.6%
Energy                           3.3%
Financials                      14.4%


* Based on a percentage of net assets of June 30, 2002 (cash number bet of payables)

At quarter-end, the Fund was diversified in over 1,800 stocks, across a wide range of industries. The largest sector allocations were 25.9% to Consumer Discretionary, 14.4% to Financials, 13.7% to Industrials, and 11.9% to
Materials. Among the largest positions were Newmont Mining, at 0.72%, Pan American Silver Corporation, at 0.58%, Philip Morris, at just under 0.5% and MDC Holdings Incorporated, at 0.45%.

As you know, Marketocracy has been searching extensively for the talented stock-pickers to help us select investments for the Masters 100 Fund. Our strategy enables us to switch to our defensive stock-picking team when markets are down, but have an offensive stock-picking team ready so we are poised to take advantage of the market when it rebounds. No matter what the future holds, the people with great investment track records are the only ones worth listening to. The performance of the Masters 100 Fund so far this year bears this out.

We look forward to reporting to you again next quarter on the Fund's progress.

Ken Kam
Portfolio Manager
Masters 100 Fund


MASTERS 100 FUND

Financial Statements as of June 30, 2002

Portfolio of Investments
Statement of Assets & Liabilities
Statement of Operations
Statement of Changes in New Assets
Financial Highlights
Financial Notes
Report of Independent Certified Public Accountants


                                              Masters 100 Fund
Portfolio of Investments
June 30, 2002
                                                 Shares         Value
----------------------------------------------------------------------
Common Stocks - 94.5%                                     $ 7,046,845
----------------------------------------------------------------------
     (Cost $7,010,598)
Consumer Discretionary - 25.9%                              1,931,118
                                                        --------------
1-800-FLOWERS.COM                           *       200         2,232
4KIDS ENTERTAINMENT                         *        50         1,035
800 AMERICA.COM                             *       200           458
AARON RENTS                                         100         2,395
ABERCROMBIE & FITCH                         *       400         9,648
ACRES GAMING                                *       450         2,061
ACT TELECONFERENCING                        *     1,900         5,510
ACTION PERFORMANCE                          *       350        11,060
ADVANCE AUTO PARTS                          *        50         2,726
AFTERMARKET TECH                            *       100         1,920
ALLIANCE ATLANTIS COMMUNICATIONS - CL.B     *       200         2,480
ALLIANCE GAMING                             *       200         2,444
AMAZON.COM                                  *       500         8,125
AMBASSADORS GROUP                           *       250         3,590
AMC ENTERTAINMENT                           *       250         3,550
AMERICAN AXLE & MANUFACTURING               *       150         4,461
AMERICAN EAGLE OUTFITTERS                   *       300         6,342
AMERICAN GREETINGS - CL.B                           300         4,998
ANDERSONS                                           150         2,040
ANN TAYLOR STORES                           *       150         3,809
AOL TIME WARNER                             *     1,700        25,007
APAC CUSTOMER SERVICE                       *       900         5,310
APPLEBEE'S                                          575        13,195
APPLICA                                     *       100         1,240
ARK RESTAURANTS                             *       200         1,636
ARVINMERITOR                                         50         1,200
AUTONATION                                  *       700        10,150
AUTOZONE                                    *        50         3,865
AZTAR                                       *        50         1,040
BACK YARD BURGERS                           *       100         1,115
BALLY TOTAL FITNESS                         *       450         8,420
BARNES & NOBLE                              *        50         1,322
BASSETT FURNITURE                                   150         2,925
BEAZER HOMES USA                            *       135        10,800
BED BATH AND BEYOND                         *       100         3,774
BEST BUY                                    *       300        10,890
BIG LOTS                                    *       200         3,936
BJ'S WHOLESALE CLUB                         *        50         1,925
BLAIR                                               150         3,837
BLOCKBUSTER                                         500        13,450
BLYTH                                               100         3,122
BOB EVANS FARMS                                     250         7,870
BON-TON STORES                              *     1,250         5,875
BOOKS A MILLION                             *     1,150         4,198
BOSTON ACOUSTICS                                    350         4,767
BOWL AMERICA  - CL. A                                50           563
BOYD GAMING                                 *       750        10,800
BRASS EAGLE                                 *     1,300         8,190
BRILLIANCE CHINA AUTOMOTIVE, ADR                    350         5,005
BROOKSTONE                                  *        50           887
BROWN SHOE COMPANY                                   50         1,405
BUCA                                        *       200         3,810
BUILDING MATERIAL                           *       400         5,748
BURLINGTON COAT FACTORY                              50         1,063
CALLAWAY GOLF COMPANY                               100         1,584
CALLOWAY'S NURSERY                          *     1,000         1,050
CAPITAL PACIFIC HOLDINGS                    *       500         2,025
CARNIVAL CORPORATION                                 50         1,385
CATO  - CL. A                               *       400         8,920
CEDAR FAIR                                          100         2,376
CENTEX                                               50         2,890
CENTURY CASINOS                             *       200           600
CHAMPION COMMUNICATIONS                     *       900           558
CHAMPION ENTERPRISES                        *       100           562
CHARLOTTE RUSSE                             *       100         2,233
CHARMING SHOPPES                            *       100           864
CHARTER COMMUNICATIONS                      *       900         3,672
CHECKERS DRIVE-IN RESTAURANT                *       300         3,564
CHEESECAKE FACTORY                          *       100         3,548
CHICAGO PIZZA & BREWERY                     *       300         2,994
CHICO'S FAS                                 *       200         7,264
CHILDREN'S PLACE                            *       100         2,650
CHRISTOPHER & BANKS                         *       400        16,920
CIRCUIT CITY STORES                                 400         7,500
CKE RESTAURANTS                             *       293         3,334
CLAIRE'S STORES                                     200         4,580
CLEAR ONE COMMUNICATIONS                    *        90         1,326
COBRA ELECTRONICS                           *       450         3,713
COLE KENNETH PRODUCTIONS                    *       100         2,835
COLE NATIONAL                               *        50           950
COMPUCOM SYSTEMS                            *       350         1,358
CONCORD CAMERA                              *       100           510
CONGOLEUM  - CL. A                          *     1,550         3,643
CONSOL FREIGHTWAYS                          *       200           654
CONSULIER ENGINEERING                       *       900         1,980
CONTROL ADORA                                       100         1,184
COST PLUS                                   *       100         3,046
COSTCO WHOLESALE CORPORATION                *       600        23,173
COURIER                                              50         1,998
CSK AUTO CORPORATION                        *       350         4,879
CTI INDUSTRIES                              *       700         3,948
CULP                                        *       250         4,028
D.R. HORTON                                         400        10,412
DAN RIVER  - CL. A                          *       200         1,088
DANA                                                100         1,853
DARDEEN RESTAURANTS                                 100         2,470
DAVE & BUSTERS                              *       400         4,856
DEB SHOPS                                           100         3,378
DELIAS CORPORATION                          *       100           510
DEPT 56                                     *       150         2,442
DILLARD'S - CL. A                                   300         7,887
DOLLAR GENERAL CORPORATION                          200         3,806
DOLLAR TREE STORES                          *        50         1,971
DOMINION HOMES                              *       150         3,035
DOREL INDUSTRIES - CL. B                    *        50         1,241
DOVER MOTORSPORTS                                   200         1,140
DOVER DOWNS GAMING & ENTERTAINMENT                  100         1,280
DRESS BARN                                  *       500         7,735
DUCKWALL-ALCO STORES                        *       250         3,500
EAGLE SUPPLY GROUP                          *       100           272
EASTMAN KODAK                                       100         2,917
EATERIES                                    *       450         1,310
EBAY                                        *       150         9,243
ELDER-BEERMAN STORES                        *     1,200         3,720
ELMERS RESTAURANT                           *       300         1,917
ELXSI                                       *       200         1,180
EQUITY MARKETING                            *       250         3,313
ESCALADE                                    *        50         1,144
EUROPA CRUISES                              *       500           230
EVERLAST WORLDWIDE                          *       500         1,985
EXTENDED STAY AMERICA                       *       200         3,244
FACTORY 2-U STORES                          *       200         2,770
FAIRMONT HOTELS                                     100         2,578
FAMILY DOLLAR STORES                                100         3,525
FAMOUS DAVE'S OF AMERICA                    *     1,050         8,243
FEDERAL SIGNAL                                       50         1,200
FIAT SPA, ADR                                       300         3,780
FINLAY ENTERPRISES                          *       100         1,647
FLANIGAN'S ENTERPRISES                            1,000         6,430
FLEXSTEEL INDUSTRIES                                300         4,497
FOOT LOCKER                                 *       100         1,445
FORD MOTOR                                          350         5,600
FOSSIL                                      *     1,375        28,270
FOUR SEASONS HOTELS                                 200         9,380
FRIEDMAN'S  - CL. A                                 600         7,799
FURNITURE BRANDS INTERNATIONAL              *        50         1,513
FURR'S RESTAURANT GROUP                     *       250           513
GADZOOKS                                    *       350         4,407
GALYAN'S TRADING COMPANY                    *       400         9,132
GAP                                                 200         2,840
GARAN                                               200        11,570
GART SPORTS COMPANY                         *        50         1,425
GEMSTAR-TV GUIDE INTERNATIONAL              *       200         1,078
GENERAL MOTORS                                      450        24,053
GOODY'S FAMILY CLOTHING                     *       300         3,459
GRANITE BROADCASTING                        *     2,200         5,346
GUESS?                                      *       100           720
GUILFORD MILLS                              *     2,100           378
GUITAR CENTER                               *       300         5,565
GYMBOREE                                    *        50           801
HANCOCK FABRICS                                      50           929
HARLEY DAVIDSON                                     470        24,097
HARMAN INTERNATIONAL                                100         4,925
HARRAH'S ENTERTAINMENT                      *       100         4,435
HARRIS INTERACTIVE                          *        50           169
HARTMAX                                     *       200           500
HARVEY ELECTRONICS                          *     1,200         1,440
HAVERTY FURNITURE                                   200         3,950
HELEN OF TROY                               *       350         4,074
HILTON HOTELS                                       200         2,780
HISPANIC BROADCASTING                       *        50         1,305
HOME DEPOT                                          620        22,773
HOT TOPIC                                   *       100         2,671
HOVNANIAN ENTERPRISES - CL. A               *       150         5,382
IDENTIX                                     *       403         2,942
IHOP                                        *        50         1,473
INSIGHT COMMUNICATIONS                      *       200         2,346
INSIGHT ENTERPRISES                         *       250         6,298
INTERMET                                            250         2,685
INTERNATIONAL GAME TECHNOLOGY               *       200        11,340
INTERTAN                                    *       200         2,230
INTRAWEST CORPORATION                               200         3,396
ISLE OF CAPRIS CASINOS                      *       200         4,050
J. JILL GROUP                               *       150         5,693
JACK IN THE BOX                             *        50         1,590
JACO ELECTRONICS                            *       300         1,410
JAKKS PACIFIC                               *       750        13,283
JLM COUTURE                                 *       400         1,380
JO-ANN STORES  - CL. A                      *        50         1,460
JOHNSON OUTDOORS                            *       350         5,891
JONES APPAREL GROUP                         *       200         7,500
JOS A BANK CLOTHIERS                        *       850        15,146
K-MART                                      *     3,150         3,245
K2                                          *       250         2,563
KB HOME                                             150         7,727
KELLWOOD                                             85         2,763
KIMBALL INTERNATIONAL                               200         3,278
KING POWER INTERNATIONAL GROUP              *       100           400
KNAPE & VOGT MANUFACTURING                           50           620
KNIGHT RIDDER                                        50         3,148
KOALA                                       *     1,000           900
KOHLS DEPARTMENT STORES                     *       350        24,528
KRISPY KREME DOUGHNUTS                      *       550        17,705
K-SWISS - CL. A                                     100         2,598
LAKELAND INDUSTRIES                         *        50           553
LAKES GAMING                                *       100           676
LANCASTER COLONY                                    200         7,132
LANDRY'S RESTAURANTS                                100         2,551
LASER-PACIFIC MEDIA                         *     1,150         2,887
LA-Z-BOY CHAIR                                      100         2,522
LEATHER FACTORY                             *       400         1,220
LEE ENTERPRISES                                      50         1,750
LENNAR                                               50         3,060
LILLIAN VERNON                                      200         1,400
LIMITED BRANDS                                      110         2,343
LINENS 'N THINGS                            *        50         1,641
LIONS GATE ENTERTAINMENT                    *     4,700         9,635
LIZ CLAIBORNE                                       100         3,180
LJ INTERNATIONAL                            *     2,100         2,499
LOWES COMPANIES                                     550        24,970
LUBY'S CAFETERIAS                           *       100           658
LVMH, ADR                                           550         5,550
MI SCHOTTENSTEIN HOMES                              800        30,144
MAGNA INTERNATIONAL                                 100         6,885
MARGATE INDUSTRIES                          *     1,600           240
MARINEMAX                                   *        50           648
MARKET AMERICA                              *       400         3,140
MARLTON TECHNOLOGIES                        *     1,300           598
MARTHA STEWART LIVING                       *       100         1,147
MARVEL ENTERPRISES                          *     2,650        14,522
MATTEL                                              400         8,432
MCDONALD'S                                          100         2,845
MDC HOLDINGS                                        650        33,800
MEDIA ARTS GROUP                            *     1,200         5,100
MEDIA BAY                                   *       500         2,400
MEN'S WEARHOUSE                             *       400        10,200
MERISTAR HOTELS & RESORT                    *       550           495
MERITAGE                                    *       600        27,390
METALLICA RESOURCES                         *       800           904
MICHAEL ANTHONY JEWELERS                    *       250           715
MIDWAY GAMES                                *       250         2,125
MODAVA GROUP                                        150         3,773
MOHAWK INDUSTRIES                           *        50         3,077
MONOCO COACH                                *       600        12,780
MORGAN'S FOODS                              *       200           800
MOVIE GALLERY                               *     1,325        27,984
MTR GAMING GROUP                            *       700        11,690
NATIONAL PRESTO INDUSTRIES                          100         3,200
NATIONAL RV HOLDINGS                        *       250         2,500
NATUZZI SPA                                         250         3,798
NAUTICA ENTERPRISES                         *       300         3,897
NAUTILUS GROUP                              *       250         7,650
NAVARRE                                     *     1,800         3,150
NETFLIX.COM                                 *       100         1,399
NEVADA GOLD & CASINOS                       *       250         2,120
NIKE - Cl.B                                         420        22,533
NITCHES                                             300         1,812
NOLAND                                              100         2,719
NUTRACEUTICAL INTERNATIONAL                 *       550         3,740
OAKLEY                                      *        50           870
ODD JOB STORES                              *       100           410
OFFICE DEPOT                                *        50           840
OFFICEMAX                                   *     1,900        11,191
ONE PRICE CLOTHING STORES                   *     1,050         1,470
O'REILLY AUTOMOTIVE                         *       100         2,756
OSHKOSH B' GOSH                                      50         2,175
OUTBACK STEAKHOUSE                          *        50         1,755
OXFORD INDUSTRIES                                    50         1,400
P & F INDUSTRIES                            *       500         3,435
P.F. CHANG'S CHINA BISTRO                   *       100         3,142
PACIFIC SUNWEAR OF CALIFORNIA               *        50         1,109
PANERA BREAD COMPANY - CL.A                 *       100         3,447
PAPA JOHN'S INTERNATIONAL                   *       100         3,339
PARK PLACE ENTERTAINMENT                    *        50           513
PAUL-SON GAMING                             *       600         1,650
PENN NATIONAL GAMING                        *       100         1,815
PENNEY JC                                           200         4,404
PERRY ELLIS INTERNATIONAL                   *     1,200        18,252
PETSMART                                    *       950        15,238
PHILIPS ELECTRONICS                                 100         2,760
PHOENIX GOLD INTERNATIONAL                  *       400         1,044
PIER 1 IMPORTS                                      300         6,300
PIXAR                                       *        50         2,205
PLAYBOY ENTERPRISES                         *       450         5,738
POLARIS INDUSTRIES                                   50         3,250
POMEROY COMPUTER                            *       250         3,645
PRICELINE.COM                               *     2,550         7,115
PRIME HOSPITALITY                           *       100         1,299
PULTE HOMES                                         250        14,370
QUICKSILVER                                 *       500        12,400
RACING CHAMPIONS                            *     1,200        22,164
RADIO ONE                                   *        50           744
RADIOSHACK CORPORATION                               50         1,503
RAG SHOPS                                   *        50           277
RARE HOSPITALITY INTERNATIONAL              *       250         6,730
RDO EQUIPMENT COMPANY                       *       700         3,647
RECOTON                                     *     1,700         4,386
REEBOK INTERNATIONAL                        *        50         1,475
REGENT COMMUNICATIONS                       *       100           706
REGIS                                               250         6,755
RENT-A-CENTER                               *        50         2,901
RENT-WAY                                    *       250         3,238
RESTORATION HARDWARE                        *       100           885
REX STORES CORPORATION                      *        50           691
REXHALL INDUSTRIES                          *       300         3,285
RICKS CABARET INTERNATIONAL                 *       250           688
ROCKFORD CORPORATION                        *       100           999
ROCKY SHOES & BOOTS                         *       300         1,878
ROSS STORES                                         300        12,225
ROYAL CARIBBEAN CRUISES                              50           975
RUBIO'S RESTAURANTS                         *       300         2,679
RUSH ENTERPRISES                            *       250         2,638
RUSS BERRIE & COMPANY                               100         3,540
RUSSELL                                             100         1,925
RYAN'S FAMILY STEAK HOUSE                   *       800        10,568
RYLAND GROUP                                        100         4,975
SAKS                                        *       100         1,284
SALANT                                      *     1,150         3,220
SALTON                                      *       400         5,740
SCHLOTZSKY'S                                *       200           850
SCP POOL                                    *       100         2,776
SEARS ROEBUCK                                       150         8,145
SELECT COMFORT                              *       300         1,503
SHARPER IMAGE CORPORATION                   *       400         8,060
SHERWIN WILLIAMS                                     50         1,497
SHOPKO STORES                               *     1,100        22,220
SHUFFLE MASTER                              *       100         1,837
SILVER DINER                                *     3,100           744
SIRIUS SATELLITE RADIO                      *       450         1,696
SIX CONTINENTS, ADR                               1,000        10,440
SKECHERS USA                                *       100         2,161
SKYLINE                                              50         1,650
SNAP ON TOOLS                                       150         4,454
SONIC AUTOMOTIVE                            *       250         6,438
SONIC                                       *       100         3,141
SOURCE INFORMATION MANAGEMENT               *       900         4,950
SPORT CHALET                                *       900         8,100
SPORTS CLUB COMPANY                         *       300           750
SPORTSMAN'S GUIDE                           *       300         2,682
STANDARD PACIFIC                                    300        10,524
STAPLES                                     *     1,150        22,655
STARBUCKS                                   *       100         2,485
STARWOOD HOTELS & RESORTS                            50         1,645
STATION CASINOS                             *       150         2,678
STEIN MART                                  *       250         2,968
STEINWAY MUSICAL INSTRUMENTS                *       150         3,210
STEVEN MADDEN                               *       150         2,974
STRIDE RITE                                         750         6,000
STURM RUGER & COMPANY                               450         6,368
SUN INTERNATIONAL HOTELS                    *        50         1,239
SUPREMA SPECIALTIES                         *       100             0
SWISS ARMY BRANDS                           *       200         1,800
SYMS                                        *       100           668
SYSTEMAX                                    *     1,000         2,400
TANDY BRANDS ACCESSORIES                    *       600         6,991
TARGET                                              650        24,765
TARRANT APPAREL GROUP                       *       200         1,280
TECHNICAL OLYMPIC USA                       *       500         7,935
TENNECO AUTOMOTIVE                          *       400         2,640
THE BOMBAY COMPANY                          *     3,000        13,470
THE TOPPS COMPANY                           *       550         5,533
THOUSAND TRAILS                             *       100         1,154
TICKETMASTER ONLINE                         *       100         1,871
TIFFANY & COMPANY                                    50         1,760
TIMBERLAND COMPANY                          *       100         3,582
TOLL BROTHERS                               *       350        10,255
TOMMY HILFIGER                              *       400         5,728
TORO COMPANY                                        100         5,684
TOTAL ENTERTAINMENT RESTAURANTS             *       400         6,504
TOWER AUTOMOTIVE                            *       500         6,975
TOYS "R" US                                 *     1,050        18,344
TRACTOR SUPPLY COMPANY                      *       150        10,649
TUESDAY MORNING                             *       500         9,280
TUPPERWARE CORPORATION                               50         1,040
TELEVISION AZTECA, ADR                              100           681
TWEETER HOME ENTERTAINMENT                  *       350         5,719
ULTIMATE ELECTRONICS                        *        50         1,296
UNIFI                                       *       200         2,180
UNITED AUTO GROUP                           *       100         2,090
UNIVERSAL ELECTRONICS                       *        50           748
UNIVISION COMMUNICATIONS                    *        50         1,570
VALUE CITY DEPARTMENT STORES                *       800         2,240
VF CORPORATION                                       50         1,961
VISTEON                                              50           710
VIVENDI UNIVERSAL, ADR                               50         1,075
WABTEC                                              300         4,275
WACOAL                                               50         2,070
WAL-MART STORES                                     400        22,004
WALT DISNEY                                       1,300        24,570
WENDY'S INTERNATIONAL                               100         3,983
WESCAST INDUSTRIES  - CL. A                         100         3,540
WEST MARINE                                 *       400         5,104
WHITEHALL JEWELERS                          *       250         5,188
WILLIAM LYON HOMES                          *       700        18,235
WILSONS THE LEATHER EXPERTS                 *       100         1,400
WINNEBAGO INDUSTRIES                                100         4,400
XM SATELLITE RADIO HOLDINGS                 *       200         1,450
YUM! BRANDS                                 *       200         5,850
ZALE                                        *       100         3,625
ZINDART LIMITED, ADR                        *     2,000         3,820



Consumer Staples - 6.6%                                       492,653
                                                        --------------
ALBERTSON'S                                         100         3,046
AMERICAN ITALIAN PASTA                      *        50         2,550
ANHEUSER-BUSCH COMPANIES                            450        22,500
ARCHER-DANIELS-MIDLAND                              300         3,837
ARMANINO FOODS OF DISTINCT                          750         2,250
AURORA FOODS                                *       100           150
AVON PRODUCTS                                        50         2,612
BIG ROCK BREWERY                            *       100           521
BOSTON BEER COMPANY                         *        50           795
BRITISH AMERICAN TOBACCO, ADR                       350         7,490
BUNGE LIMITED                                        50         1,055
CADBURY SCHWEPPES, ADR                              250         7,545
CENTRAL EURO DISTRIBUTION                   *     1,000        16,420
CENTRAL GARDEN AND PET                      *       100         1,753
CHATTEM                                     *       150         4,725
CHINA CONTINENTAL                           *    13,600           462
COCA-COLA                                           420        23,520
CONSTELLATION BRANDS - CL.A                 *       350        11,200
COORS (ADOLPH)                                      150         9,345
CORN PRODUCTS                                       100         3,112
COTT CORPORATION                            *       150         2,849
DEAN FOODS                                  *        50         1,865
DEL MONTE FOODS                             *       900        10,620
DELTA & PINE LAND COMPANY                            50         1,005
DIAGEO, ADR                                         100         5,165
DIMON                                               150         1,038
DOLE FOODS COMPANY                                  250         7,213
DUANE READE                                 *        50         1,703
ESTEE LAUDER                                        100         3,520
FLEMING COMPANIES                                   150         2,723
FOODARAMA SUPERMARKETS                      *        50         1,983
FRESH DEL MONTE PRODUCE                             300         7,500
GENERAL MILLS                                        50         2,204
GILLETTE                                            650        22,016
GOLDEN STATE VINTNERS                       *       750         2,048
GREAT ATLANTIC & PACIFIC                    *       300         5,607
GREEN MOUNTAIN COFFEE                       *       250         5,303
HANSEN NATURAL                              *       750         3,188
HORMEL FOODS CORPORATION                            100         2,394
INDUSTRIAS BACHOCO, ADR                             100           958
INGLES MARKETS                                       50           634
J & J SNACK FOODS                           *        50         2,248
JOHN B SANFILIPPO & SON                     *       650         4,544
KELLOGG                                             650        23,309
KONINKLIJKE AHOLD, ADR                              300         6,300
LANCE                                                50           729
M & F WORLDWIDE                             *       150           570
ML MACADAMIA ORCHARDS                               150           548
NATURES SUNSHINE PRODUCT                            500         5,655
NBTY                                        *       400         6,192
NU SKIN ENTERPRISES                                 350         5,093
OMEGA PROTEIN CORPORATION                   *       500         2,290
PANAMERICAN BEVERAGES                               200         2,850
PARLUX FRAGRANCES                           *       300           705
PEPSICO                                             500        24,100
PHILIP MORRIS                                       800        34,944
PILGRIMS PRIDE                                      100         1,400
PLAYTEX PRODUCTS                            *        50           648
PYRAMID BREWERIES                                 1,250         2,876
RALCORP HOLDINGS                            *        50         1,563
RJ REYNOLDS TOBACCO HOLDINGS                        450        24,188
ROBERT MONDAVI - CL.A                       *        50         1,712
SENSIENT TECHNOLOGIES                               300         6,828
SHERWOOD BRANDS - CL.A                      *     2,600        13,000
SMITHFIELD FOODS                            *       650        12,058
STANDARD COMMERCIAL                                 250         5,425
STEPHAN COMPANY                                     550         2,019
SUPER SOL, ADR                                       50           796
SUPERVALU                                           100         2,453
SYLVAN                                      *        50           650
SYSCO                                                50         1,361
TEJON RANCH                                 *       100         3,260
THE FIRST YEARS                                      50           540
TODHUNTER INTERNATIONAL                     *       300         3,285
TOFUTTI BRANDS                              *     1,800         5,220
TOOTSIE ROLL                                         51         1,967
TYSON FOODS - CL.A                                  700        10,857
UNITED GUARDIAN                                     100           538
UNIVERSAL CORPORATION                               100         3,670
USANA HEALTH SCIENCES                       *       400         2,560
UST                                                 250         8,500
VILLAGE SUPER MARKET                        *        50         1,500
VITA FOOD PRODUCTS                          *       100           640
WALGREEN                                            600        23,178
WATER PIK TECHNOLOGIES                      *       300         3,753
WHOLE FOODS MARKET                          *       100         4,822
YOCREAM INTERNATIONAL                       *       550         4,895



Energy - 3.3%                                                 245,719
                                                        --------------
3TEC ENERGY CORPORATION                     *        50           872
ADAMS RESOURCES & ENERGY                            100           612
AMERADA HESS                                         50         4,125
ASHLAND                                              50         2,025
BERRY PETROLEUM                                     100         1,685
BJ SERVICES                                 *       100         3,388
BRIGHAM EXPLORATION                         *       150           638
BUCKEYE PARTNERS                                     50         1,773
CABOT OIL & GAS                                      50         1,143
CAL DIVE INTERNATIONAL                      *        50         1,100
CANADIAN NATURAL RESOURCES                           50         1,713
CHC HELICOPTER - CL.A                       *       700        15,925
CHESAPEAKE ENERGY                           *       300         2,160
CROSS TIMBERS ROYALTY TRUST                          50           773
DENBURY RESOURCES                           *       900         9,261
DORCHESTER HUGOTON                                  350         4,722
DYNAMIC OIL & GAS                           *       100           112
EDGE PETROLEUM                              *       400         2,156
ENBRIDGE ENERGY PARTNERS                             50         2,240
ENTERPRISE PRODUCTS                                  50           813
EXPLORATION COMPANY OF DELAWARE             *       250         1,693
FOREST OIL                                  *        50         1,422
GLOBAL INDUSTRIES                           *       350         2,447
GLOBALSANTAFE                                       200         5,470
GREY WOLF                                   *       300         1,227
GULF INDONESIA RESOURCES                    *       250         3,298
HALLIBURTON                                         450         7,173
HANOVER COMPRESSOR                          *        50           675
HARVEST NATURAL RESOURCES                   *       850         4,250
HELMERICH & PAYNE                                   200         7,144
HERITAGE PROPANE PARTNERS                            50         1,340
HOLLY CORPORATION                                   150         2,513
HOUSTON EXPLORATION                         *       100         2,900
HUGOTON ROYALTY TRUST                                50           530
HURRICANE HYDROCARBONS - CL.A               *        50           468
IMPERIAL OIL                                         50         1,560
INPUT/OUTPUT                                *       400         3,600
KANEB PIPELINE PARTNERS                              50         1,884
LUFKIN INDUSTRIES                                   100         2,887
MAGNUM HUNTER RESOURCES                     *       200         1,578
MARATHON OIL                                        100         2,712
MATRIX SERVICE                              *       850         7,242
MERIDIAN RESOURCE                           *       100           372
MISSION RESOURCES                           *       900         1,261
NABORS INDUSTRIES                           *        50         1,765
NEWPARK RESOURCES                           *       300         2,205
NOBLE                                       *        50         1,930
NORTH COAST ENERGY                          *       500         1,790
NS GROUP                                    *       100           955
NUEVO ENERGY                                *       100         1,580
OCCIDENTAL PETROLEUM                                800        23,992
OCEAN ENERGY                                         50         1,084
OCEANEERING INTERNATIONAL                   *        50         1,350
PANHANDLE ROYALTY - CL. A                            50           700
PARKER DRILLING                             *       150           491
PATINA OIL & GAS                                    187         5,129
PATTERSON-UTI ENERGY                        *       100         2,823
PERMIAN BASIN ROYALTY TRUST                         100           527
PETRO-CANADA                                         50         1,414
PETROCHINA, ADR                                     200         4,392
PETROLEUM GEO-SERVICES, ADR                 *     1,400         5,040
PHILLIPS PETROLEUM                                   50         2,944
PRIDE INTERNATIONAL                         *        50           783
PRIMA ENERGY                                *        50         1,140
QUICKSILVER RESOURCES                       *       450        11,633
RESOURCE AMERICA - CL. A                            100         1,054
ROYALE ENERGY                               *       115           683
RPC INCORPORATED                                    200         2,360
SANTOS, ADR                                         200         2,948
SASOL                                               150         1,560
SEACOR SMIT                                 *        50         2,368
SEVEN SEAS PETROLEUM                        *       500         1,135
STOLT OFFSHORE S.A., ADR                    *       350         2,170
STONE ENERGY CORPORATION                    *        50         2,013
SUNCOR ENERGY                                       300         5,358
TATNEFT, ADR                                        450         6,224
TESORO PETROLEUM CORPORATION                *       100           775
TETRA TECHNOLOGIES                          *        50         1,328
TIDEWATER                                            50         1,646
TOM BROWN                                   *        50         1,418
TORCH ENERGY ROYALTY TRUST                          850         2,975
TRANSOCEAN SEDCO FOREX                              100         3,115
UNIT                                        *        50           868
UNOCAL                                               50         1,847
VALERO ENERGY                                        50         1,871
VINTAGE PETROLEUM                                   100         1,190
WESTPORT RESOURCES                          *        50           820
WILLBROS GROUP                              *        50           850
XTO ENERGY                                           50         1,030
YPF S.A., ADR                                       150         1,578



Financials - 14.4%                                          1,076,062
                                                        --------------
1ST SOURCE                                          100         2,472
21ST CENTURY                                         50           376
ACADIA REALTY TRUST                                 400         3,260
ACCEPTANCE INSURANCE                        *       100           410
ACTRADE FINANCIAL TECHNOLOGIES              *       400         4,168
ADAMS EXPRESS COMPANY                                50           613
ADVANTA CORPORATION - CL.A                          150         1,629
ADVANTA CORPORATION - CL.B                           50           547
AEGIS REALTY                                        250         2,800
AEGON NV, ADR                                       100         2,035
AGREE REALTY                                         50           960
ALEXANDRIA REAL ESTATE EQUITIES                      50         2,467
ALFA                                                200         2,340
ALLEGIANT BANCORP                                   100         1,817
ALLIANCE BANCORP OF NEW ENGLAND                      55           757
ALLIANCE CAPITAL MANAGEMENT                          50         1,713
ALLIED CAPITAL                                      350         7,928
AMB PROPERTY                                        150         4,650
AMERIANA BANCORP                                     50           710
AMERICA FIRST MORTGAGE INVESTMENTS                  600         5,910
AMERICAN CAPITAL STRATEGIES                         150         4,121
AMERICAN EXPRESS                                    650        23,608
AMERICAN FINANCIAL GROUP                            100         2,390
AMERICAN HOME                                       900        11,241
AMERICAN INCOME FUND                                100           856
AMERICAN MED SECURITY GROUP                 *       100         2,395
AMERICAN NATIONAL FINANCIAL                         100         1,548
AMERICAN PACIFIC BANK - CL.B                *       600         3,240
AMERICREDIT CORPORATION                     *       400        11,220
AMERIVEST PROPERTIES                                100           610
AMLI RESIDENTIAL PROPERTIES                         100         2,600
AMSOUTH BANCORP                                     100         2,238
ANCHOR BANCORP                                       50         1,206
ANNALY MORTGAGE MANAGEMENT                          300         5,820
ANNUITY AND LIFE RE HOLDING                         300         5,427
ANTHRACITE MORTGAGE CAPITAL                         600         7,950
ANWORTH MORTGAGE ASSET                               50           700
APARTMENT INVESTMENT & MANAGEMENT                   100         4,920
APEX MORTGAGE CAPITAL                               300         4,497
ARCH CAPITAL GROUP                          *       100         2,815
ARCHSTONE-SMITH TRUST                               100         2,670
ARDEN REALTY GROUP                                   50         1,423
ARGONAUT GROUP                                       50         1,071
ARROW FINANCIAL                                     150         5,099
ASSOCIATED ESTATES REALTY                           300         3,180
ASTA FUNDING                                *       100         1,326
ATLANTIC AMERICAN                           *     2,650         6,228
AUBURN NATIONAL BANCORPORATION                       50           725
AVALONBAY COMMUNITIES                                50         2,335
BANCO FRANCES RIO, ADR                      *     3,050         4,423
BANCORP RHODE ISLAND                                 50         1,133
BANK OF HAWAII                                       50         1,400
BANKATLANTIC BANCORP                                300         3,720
BANKNORTH GROUP                                      50         1,301
BANYAN STRATEGIC REALTY TRUST                     2,600         1,248
BARCLAYS, ADR                                       100         3,371
BB&T CORPORATION                                    100         3,860
BEDFORD BANCSHARES                                   50           843
BEDFORD PROPERTY INVESTORS                          200         5,420
BERKSHIRE HILLS BANCORP                              50         1,310
BEVERLY NATIONAL                                     53         1,089
BIG FOOT FINANCIAL                                  100         1,690
BNCCORP                                     *       200         1,490
BOSTON PRIVATE FINANCIAL                            100         2,474
BOSTON PROPERTIES                                   100         3,995
BRANDYWINE REALTY TRUST                              50         1,295
BRANTLEY CAPITAL                            *       800         7,600
BRIDGE VIEW BANCORP                                  50           925
BROADWAY FINANCIAL                                  300         4,020
BRT REALTY TRUST                                    600         8,250
BSB BANCORP                                         100         2,668
CAMCO FINANCIAL                                      50           705
CAMDEN PROPERTY TRUST                                50         1,852
CAPITAL AUTOMOTIVE REIT                              50         1,193
CAPITAL BANK                                        100         1,495
CAPITAL CITY BANK GROUP                             100         3,453
CAPITAL CORPORATION OF THE WEST             *        50           949
CAPITAL CROSSING BANK                       *       100         2,245
CAPITAL ONE FINANCIAL                                50         3,053
CAPITOL BANCORP                                      50         1,192
CAPITOL FEDERAL FINANCIAL                           450        11,736
CARDINAL FINANCIAL                                   89           423
CASH AMERICA INTERNATIONAL                          300         2,760
CCF HOLDING COMPANY                         *        50         1,025
CENTENNIAL BANCORP                                  205         1,615
CENTERPOINT PROPERTIES TRUST                        100         5,801
CENTRAL FUND CANADA                               1,750         7,473
CERES GROUP                                 *       800         3,120
CFS BANCORP                                          50           773
CITIGROUP                                           600        23,250
CITIZENS BANKING                                     50         1,449
CITIZENS FINANCIAL                          *        50           425
CITIZENS FIRST FINANCIAL                             50           936
CITY BANK LYNNWOOD                                   50         1,600
CLARK BARDES HOLDINGS                       *       150         3,426
CLASSIC BANCSHARES                                  100         2,136
CNB FINANCIAL                                        50         1,250
COBIZ                                                50           861
COLONIAL BANCGROUP                                  350         5,250
COLONIAL PROPERTIES TRUST                           150         5,843
COLONY BANKCORP                                      50           688
COLUMBIA BANCORP                                    200         2,482
COLUMBIA BANCORP                                     50         1,181
COMMERCE GROUP                                       50         1,978
COMMERCIAL NET LEASE REALTY                         350         5,600
COMMUNITY BANK SHARES/INDIAN                         50           875
COMMUNITY BANKSHARES                                 50           875
COMMUNITY CAPITAL                                   350         5,075
COMMUNITY TRUST BANCORP                              50         1,406
COMPUCREDIT                                 *       100           704
CORPORATE OFFICE PROPERTIES                         100         1,459
CORRECTIONAL PROPERTIES                             100         2,200
COTTON STATES LIFE INSURANCE                        150         1,509
COUSINS PROPERTIES                                  200         4,952
COVEST BANCSHARES                                    50         1,123
CRAWFORD & COMPANY                                  450         3,645
CREDIT ACCEPTANCE CORPORATION               *        50           629
CREDIT SUISSE ASSET MANAGEMENT                      100           482
CRESCENT REAL ESTATE                                250         4,675
CROWN AMERICAN REALTY                               700         6,580
DEARBORN BANCORP                            *       257         3,529
DESERT COMMUNITY BANK                                50         1,490
DEVELOPERS DIVERSIFIED                              100         2,250
DNP SELECT INCOME FUND                               50           509
DONEGAL GROUP - CL.A                                 50           516
DORAL FINANCIAL                                      50         1,670
DUKE REALTY                                         250         7,238
DVI INCORPORATED                            *        50           965
DVL                                         *     3,400           646
EAGLE BANCORP                                       100         1,955
EAGLE BANCSHARES                            *       200         5,196
ELDERTRUST                                  *       100           790
EQUITY OFFICE PROPERTIES                            200         6,020
EQUITY ONE                                           50           700
EQUITY RESIDENTIAL PROPERTIES                        50         1,438
ESPEED - CL.A                               *        50           546
EUREKA BANK                                 *       100         1,850
EUROPE FUND                                          50           493
EVERTRUST FINANCIAL GROUP                           500         9,001
F&M BANCORP                                          50         1,764
FBL FINANCIAL GROUP - CL.A                          100         2,215
FBR ASSET INVESTMENT                                150         5,003
FEDERAL REALTY                                      100         2,771
FELCOR LODGING TRUST                                100         1,835
FIDELITY BANCORP                                     55           990
FIDELITY NATIONAL FINANCIAL                         375        11,850
FINANCIAL INDUSTRIES                                200         3,614
FIRST ALBANY COMPANIES                              100           595
FIRST AMERICAN BANK / ROSEMEAD                       50           520
FIRST AMERICAN CORPORATION                          400         9,200
FIRST CAPITAL                                        50           825
FIRST CASH FINANCIAL SERVICES               *       450         4,122
FIRST DEFIANCE FINANCIAL                            300         6,015
FIRST FED BANKSHARES                                300         4,038
FIRST FEDERAL FINANCIAL OF KENTUCKY                  50         1,160
FIRST FEDERAL CAPITAL                               250         5,525
FIRST FEDERAL FINANCIAL                     *       150         4,350
FIRST FINL HOLDINGS                                 100         3,215
FIRST INDIANA                                        50         1,089
FIRST MARINER BANCORP                       *        50           555
FIRST UNITED                                        100         1,795
FLAG FINANCIAL                                      300         3,204
FLAGSTAR BANCORP                                    650        15,015
FLEET BOSTON FINANCIAL                               50         1,618
FLORIDA FIRST BANCORP                                50           976
FLUSHING FINANCIAL                                  200         4,098
FNB CORP/NORTH CAROLINA                              50           875
FNB                                                  50         1,373
FPIC INSURANCE GROUP                        *       400         6,020
FREMONT GENERAL                                     200           836
GENERAL GROWTH                                       50         2,550
GEORGIA CAROLINA BANCSHARES                 *       200         3,600
GETTY REALTY                                        200         4,050
GLACIER BANCORP                                     100         2,450
GLENBOROUGH REALTY TRUST                            100         2,370
GOLDEN WEST FINANCIAL                                50         3,439
GOUVERNEUR BANCORP                                   50           523
GREAT LAKES REIT                                    100         1,898
GREATER BAY BANCORP                                  50         1,538
GREENE COUNTY BANCORP                               100         1,755
GREENPOINT FINANCIAL                                 50         2,455
HABERSHAM BANCORP                                    50         1,050
HANCOCK HOLDING                                      50         3,369
HARBOR FLORIDA BANCSHARES                           100         2,219
HAWTHORNE FINANCIAL                         *       150         4,862
HCB BANCSHARES                                      350         5,233
HEALTH CARE PROPERTY                                 50         2,145
HEALTHCARE REALTY                                   100         3,200
HERSHA HOSPITALITY TRUST                            300         1,860
HF FINANCIAL                                         50           625
HIGHWOODS PROPERTIES                                100         2,600
HOENIG GROUP                                *       200         2,100
HOME LOAN FINANCIAL                                  50           643
HOME PROPERTIES OF NEW YORK                         100         3,794
HOSPITALITY PROPERTIES TRUST                         50         1,825
HOST MARRIOTT                                       500         5,650
HOUSEHOLD INTERNATIONAL                             450        22,365
HRPT PROPERTIES TRUST                               750         6,638
HUDSON CITY BANCORP                                 100         1,990
IBERIABANK                                           50         2,027
ICICI BANK LTD, ADR                                 125           875
INDYMAC BANCORP                             *       200         4,536
INTEGRA BANK CORPORATION                             50         1,120
INTERNATIONAL BANCSHARES                             62         2,619
INVESTORS TITLE                                     100         1,940
IPC HOLDINGS                                         50         1,527
ISHARES MSCI/JAPAN                                  150         1,265
ISTAR FINANCIAL                                      50         1,425
JONES LANG LASALLE                          *       200         4,940
JP MORGAN CHASE & COMPANY                           100         3,392
KENNEDY-WILSON                              *       100           530
KEYSTONE PROPERTY TRUST                             150         2,381
KIMCO REALTY                                        200         6,698
KINGSWAY FINANCIAL SERVICES                 *       100         1,130
KLAMATH FIRST BANCORP                                50           784
KOGER EQUITY                                        100         1,930
LA QUINTA PROPERTIES                        *     1,100         7,975
LAKELAND FINANCIAL                                   50         1,442
LEXINGTON B&L FINANCIAL                             100         1,512
LEXINGTON CORPORATION PROPERTIES                    200         3,300
LIBERTY PROPERTY TRUST                              250         8,750
LINCOLN NATIONAL                                     50         2,100
LOEWS CORPORATION                                    50         2,650
LONDON PACIFIC GROUP, ADR                   *        20            67
LTC PROPERTIES                                      350         2,975
MACERICH                                            150         4,650
MANULIFE FINANCIAL                                  100         2,860
MASSBANK                                             50         1,769
MAXCOR FINANCIAL GROUP                      *     1,100         6,446
MAYFLOWER CO-OP BANK                                100         1,489
MERCHANTS BANCSHARES                                 50         1,421
MERISTAR HOSPITALITY                                250         3,813
METRIS COMPANIES                                    950         7,895
METROCORP BANCSHARES                                 50           625
MICROFINANCIAL                                      250         1,950
MID-AMERICA APARTMENT                               150         4,013
MIDLAND                                             100         5,047
MID-SOUTHERN SAVINGS BANK                            50           613
MIIX GROUP                                          100            90
MISSION WEST PROPERTIES                              50           610
MONY GROUP                                          100         3,401
N B T BANCORP                                        50           904
NATIONAL SECURITY GROUP                             100         1,470
NET.BANK                                    *       200         2,330
NEW CENTURY FINANCIAL                               100         3,497
NEW ENGLAND REALTY ASSOCIATION                      200         8,052
NEW PLAN EXCEL REALTY TRUST                         200         4,166
NEW VALLEY                                  *       550         2,261
NEW YORK COMMUNITY BANCORP                          150         4,065
NEWHALL LAND & FARMING                               50         1,600
NICHOLAS FINANCIAL                          *       950         4,893
NORTHEAST PENNSYLVANIA FINANCIAL                    300         5,010
NORTHEST BANCORP                                    250         3,303
NOVASTAR FINANCIAL                                  150         5,363
OHIO CASUALTY                               *        50         1,045
OLD REPUBLIC                                         50         1,575
OLD SECOND BANCORP                                   67         2,449
OMEGA HEALTHCARE INVESTORS                  *       500         3,790
ONE LIBERTY PROPERTIES                              200         2,980
ONYX ACCEPTANCE                             *     1,500         6,150
ORIENTAL FINANCIAL GROUP                            100         2,536
ORLEANS HOMEBUILDERS                        *       850         7,268
PACIFIC CREST CAPITAL                               100         2,800
PACIFIC NORTHWEST BANCORP                            50         1,566
PAN PACIFIC PROPERTIES                              100         3,418
PARKVALE FINANCIAL                                  100         2,864
PDS GAMING                                  *       600           744
PENN TREATY AMERICAN                        *       750         3,375
PENSECO FINANCIAL SERVICES                           50         1,600
PEOPLES HOLDINGS COMPANY                             50         2,050
PHILADELPHIA CONSOLIDATED HOLDINGS          *       150         6,801
PLUM CREEK TIMBER REIT                              150         4,605
PMC CAPITAL                                         100           658
POINTE FINANCIAL                                    250         3,723
POPULAR                                              50         1,684
POST PROPERTIES                                      50         1,508
POTOMAC BANCSHARES                          *        50         2,005
PREMIER FINANCIAL BANCORP                   *       300         2,565
PRICE LEGACY CORPORATION                    *     1,900         7,315
PROVIDIAN FINANCIAL                                 300         1,764
PSB BANCORP                                 *       200         1,560
PUBLIC STORAGE                                      100         3,710
PVF CAPITAL                                          50           600
QUAKER CITY BANCORP                         *        50         2,071
RADIAN GROUP                                         50         2,443
RAIT INVESTMENT TRUST                               100         2,373
RAMCO - GERSHENSON PROPERTIES                       100         2,015
REALTY INCOME                                       200         7,384
RECKSON ASSOC REALTY                                150         3,735
RFS HOTEL INVESTORS                                  50           677
RIGGS NATIONAL CORPORATION                           50           746
SAFECO                                              100         3,089
SAUL CENTERS                                        250         6,475
SCOTTISH ANNUITY & LIFE                             200         3,816
SENIOR HOUSING PROPERTY TRUST                       200         3,140
SERVICE BANCORP                             *       150         2,280
SILICON VALLEY BANCSHARES                   *       100         2,636
SIMMONS FIRST NATIONAL - CL. A                       50         2,130
SIMON PROPERTY GROUP                                100         3,684
SIZELER PROPERTY INVESTORS                          300         3,276
SKY FINANCIAL GROUP                                  50         1,058
SL GREEN REALTY                                     100         3,565
SOUTHERN MISSOURI BANCORP                            50           963
SOUTHSIDE BANCSHARES                                 50           799
SOUTHTRUST                                           50         1,306
SOVEREIGN BANCORP                                   100         1,495
SOVRAN SELF STORAGE                                 100         3,417
STANDARD MANAGEMENT                         *       200         1,600
STERLING BANCORP                                    100         3,570
STERLING FINANCIAL / SPOKANE                *       210         4,177
STEWART INFO SERVICES                       *        50         1,028
STIFEL FINANCIAL                                     50           625
SUMMIT PROPERTIES                                   200         4,670
SUN COMMUNITIES                                      50         2,088
SUN LIFE FINANCIAL                                  100         2,186
SUPERIOR FINANCIAL                                   50           958
SWS GROUP                                           200         3,924
SYNOVUS FINANCIAL                                   100         2,752
TANGER FACTORY OUTLET CENTER                        100         2,950
TAUBMAN CENTERS                                     400         6,100
TECHE HOLDING                                       300         7,500
TEXAS REGIONAL BANCSHARES                            50         2,433
TFC ENTERPRISES                             *     1,850         3,238
THE TRUST COMPANY OF NEW JERSEY                     150         3,855
TORONTO-DOMINION BANK                               100         2,350
TRENWICK GROUP                                      350         2,625
TRIAD GUARANTY                              *        50         2,177
TRIZEC CANADA                               *       135         2,174
TRIZEC PROPERTIES - EX CTF                           15           254
TRIZEC PROPERTIES                                   200         3,372
UMPQUA HOLDINGS                                      50           924
UNIONBANCAL CORPORATION                             100         4,685
UNITED BANKSHARES                                    50         1,469
UNITED COMMUNITY FINANCIAL                          300         2,808
UNITED DOMINION REALTY TRUST                        200         3,150
UNITED NATIONAL BANCORP NJ                           50         1,150
UNITRIN                                              50         1,789
UNIZAN FINANCIAL CORPORATION                         50         1,071
URSTADT BIDDLE - CL. A                              100         1,140
US BANCORP                                           50         1,168
VORNADO REALTY TRUST                                 50         2,310
W HOLDING                                           350         8,470
WARREN BANCORP                                       50           596
WASHINGTON MUTUAL                                   200         7,422
WASHINGTON REIT                                      50         1,445
WASHINGTON SAVINGS BANK                             100           850
WASHINGTON TRUST BANCORP                            126         2,985
WATERSIDE CAPITAL                           *       800         2,080
WEINGARTEN REALTY                                   100         3,540
WELLS FINANCIAL                                     150         3,450
WESTBOROUGH FINANCIAL SERVICES                      100         2,275
WFS FINANCIAL                               *        50         1,371
WINSTON HOTELS                                      450         4,392
WORLD ACCEPTANCE                            *       300         2,520
XCELERA                                     *       500           425
ZWEIG TOTAL RETURN FUND                             100           617



Health Care - 8.7%                                            651,006
                                                        --------------
1-800 CONTACTS                              *       150         2,024
ACCREDO HEALTH                              *        10           444
ADVANCE PCS                                 *       200         4,788
ADVANCED MAGNETICS                          *       500         1,875
ADVANCED NEUROMODULATION SYSTEMS            *        50         1,525
AETNA                                                50         2,399
AIR METHODS                                 *       900         8,118
ALARIS MEDICAL                              *       100           666
ALBANY MOLECULAR RESEARCH                   *       100         2,114
ALLIANCE PHARMACEUTICAL                     *       500           775
ALLIED HEALTHCARE INTERNATIONAL             *       200         1,166
ALLOU HEALTH & BEAUTY                       *     1,050         8,190
ALMOST FAMILY                               *        50           581
ALPHARMA - CL. A                                    700        11,886
AMERICAN HEALTHWAYS                         *       250         4,450
AMERICAN SHARED HOSPITAL                            300         1,200
AMERIGROUP                                  *       100         2,728
AMERISOURCEBERGEN                                    50         3,800
AMSURG - CL. A                              *       100         2,626
ANTIGENICS                                  *        50           493
AP PHARMA                                   *       300           630
APPLERA -CELERA GENOMICS                    *       100         1,200
ARTHROCARE CORPORATION                      *       150         1,929
ATRION CORPORATION                          *        50         1,391
ATRIX LABS                                  *        50         1,113
BECTON DICKINSON                                     50         1,723
BEVERLY ENTERPRISES                         *       300         2,283
BIO REFERENCE LABS                          *        50           475
BIOLASE TECHNOLOGY                          *       300         1,530
BIO-LOGIC SYSTEMS                           *     2,150         9,138
BIOMET                                              300         8,136
BIONX IMPLANTS                              *       200           940
BIOQUAL                                             200           420
BIOSOURCE INTERNATIONAL                     *       200         1,180
BIO-TECHNOLOGY GENERAL                      *       100           601
BOSTON BIOMEDICAL                           *       200           840
BOSTON SCIENTIFIC                           *        50         1,466
BOVIE MEDICAL                               *       600           660
BRADLEY PHARMACEUTICALS                     *     1,450        19,285
BRISTOL-MEYER/SQUIBB                                900        23,130
CANDELA                                     *       700         3,850
CANTEL MEDICAL CORPORATION                  *       150         2,760
CAPITAL SENIOR LIVING                       *        50           163
CARDINAL HEALTH                                      50         3,071
CARDIODYNAMICS                              *       300         1,116
CAREMARK RX                                 *       250         4,125
CELL GENESYS                                *       400         5,396
CHOLESTECH                                  *       300         3,165
CHROMAVISION MEDICAL SYSTEMS                *       200           358
CLOSURE MEDICAL                             *       100         1,400
CNS                                         *       200         1,200
COBALT CORPORATION                          *       100         2,280
COLORADO MEDTECH                            *       400         1,000
CONCEPTUS                                   *        50           825
CUBIST PHARMACEUTICALS                      *        50           471
CURATIVE HEALTH SERVICES                    *     1,400        23,492
CYBERONICS                                  *       100         1,312
D & K HEALTHCARE RESOURCES                          300        10,578
DATASCOPE                                           100         2,764
DE RIGO SPA                                         200         1,182
DENTSPLY INTERNATIONAL                              100         3,691
DIALYSIS CORP OF AMERICA                    *       150           450
DRAXIS HEALTH                               *     1,000         2,620
DYNACQ INTERNATIONAL                        *       300         4,227
ELAN, ADR                                   *     3,100        16,957
EMBREX                                      *        50         1,046
ENZO BIOCHEM                                *        50           717
EXPRESS SCRIPTS                             *       100         5,011
FIRST HEALTH GROUP                          *        50         1,402
GENTIVA HEALTH SERVICES                              50           450
GERON                                       *       200           916
GUIDANT                                     *        50         1,512
HANGER ORTHOPEDIC GROUP                     *       100         1,519
HEALTH NET                                  *        50         1,339
HEALTHTRONICS                               *       150         2,624
HI-TECH PHARMACAL                           *        50           500
HUMAN GENOME SCIENCES                       *       100         1,340
HUMANA                                      *        50           782
HYCOR BIOMEDICAL                            *       300         1,089
ICN PHARMACEUTICALS                                 150         3,632
ICON, ADR                                   *       150         4,275
ICOS                                        *       200         3,392
ICU MEDICAL                                 *        50         1,545
I-FLOW                                      *       200           468
ILEX ONCOLOGY                               *        50           705
IMCLONE SYSTEMS                             *        50           435
IMMUCOR                                     *       100         2,347
IMMUNE RESPONSE                             *     1,000           350
IMPATH                                      *        50           898
INDEVUS PHARMACEUTICALS                     *        50            58
INHALE THERAPEUTIC SYSTEMS                  *       300         2,979
INSMED                                      *       700           980
INTEGRA                                     *     1,100            66
INTEGRA LIFESCIENCES                        *        50         1,088
INTEGRAMED AMERICA                          *       400         3,400
INTERPORE INTERNATIONAL                     *       300         2,901
INTL REMOTE IMAGING SYSTEMS                 *       850         2,414
INVIVO CORPORATION                          *       250         3,725
ISIS PHARMACEUTICALS                        *       400         3,804
MICROTEK MEDICAL HOLDINGS                   *       200           510
I-STAT                                      *       300         1,068
IVAX                                        *       100         1,080
JOHNSON & JOHNSON                                   450        23,517
KENDLE INTERNATIONAL                        *       150         2,040
KENSEY NASH CORPORATION                     *        50           810
KEWAUNEE SCIENTIFIC                                 150         1,544
LANNETT                                     *       200         2,040
LARK TECHNOLOGIES                           *     1,250         1,550
LIGAND PHARMACEUTICALS                      *        50           725
LUXOTTICA GROUP S.P.A.                              150         2,850
MATRIA HEALTHCARE                           *       150         1,233
MCKESSON HBOC                                        50         1,635
MEDAMICUS                                   *       100           805
MEDCATH CORPORATION                         *        50           855
MEDICAL ACTION                              *        50           640
MEDICIS PHARMACEUTICAL- CL. A               *        50         2,138
MEDSTONE INTERNATIONAL                      *        50           253
MEDTOX SCIENTIFIC                           *       370         3,815
MEDTRONIC                                           550        23,568
MERCK & CO                                          500        25,320
MERIT MEDICAL SYSTEMS                       *       375         7,736
MESA LABORATORIES                           *       500         3,020
MIM                                         *       500         6,045
MONARCH DENTAL                              *       250           870
MYLAN LABORATORIES                                  100         3,135
NABI BIOPHARMACEUTICALS                     *       400         2,148
NASTECH PHARMACEUTICAL                      *       250         4,108
NATIONAL HEALTHCARE                         *        50         1,063
NATIONAL HOME HEALTH CARE                   *       160         1,928
NATIONAL MEDICAL HEALTH                     *        50           474
NEW BRUNSWICK SCIENTIFIC                    *        10            70
NMT MEDICAL                                 *       600         3,828
NOVEN PHARMACEUTICALS                       *        50         1,275
NUTRITION 21                                *       950           570
NYMOX PHARMACEUTICAL                        *     1,300         6,097
OCULAR SCIENCES                             *       350         9,275
OMEGA WORLDWIDE                             *       600         1,266
OMNICARE                                            150         3,939
ONYX PHARMACEUTICALS                        *       100           577
OPTION CARE                                 *        50           687
ORTHODONTIC CENTERS OF AMERICA              *       250         5,763
ORTHOLOGIC                                  *     1,300         7,189
OSTEOTECH                                   *       250         1,848
OWENS & MINOR                                        50           988
OXFORD HEALTH PLANS                         *        50         2,323
PACIFICARE HEALTH SYSTEMS                   *       350         9,520
PAREXEL INTERNATIONAL                       *       250         3,478
PDI                                         *        50           775
PEDIATRIC SERVICES OF AMERICA               *       200         1,404
PEDIATRIX MEDICAL GROUP                     *       100         2,500
PERRIGO                                     *       100         1,300
PHARMACEUTICAL RESOURCES                    *       350         9,723
PHARMACEUTICAL PRODUCT DEVELOPMENT          *       450        11,853
PHARMACIA CORPORATION                                50         1,873
POLYMEDIA                                   *       250         6,385
PRIME MEDICAL SERVICES                      *     1,300        15,106
PRIORITY HEALTHCARE - CL.B                  *        50         1,175
PROTEIN DESIGN LABS                         *        50           543
PROVINCE HEALTHCARE                         *        50         1,118
PSS WORLD MEDICAL                           *       100           810
QLT PHOTOTERAPEUTICS                        *       250         3,338
RADIOLOGIX                                  *       100         1,525
RAMSAY YOUTH SERVICES                       *       300         1,350
REGENERATION TECHNOLOGIES                   *       100           604
REHABCARE GROUP                             *       100         2,403
REHABILICARE                                *     1,650         7,920
RES-CARE                                    *       100           662
RESMED                                      *        50         1,470
RESPIRONICS                                 *        38         1,294
RIGEL PHARMACEUTICALS                       *       150           548
SCHERING PLOUGH                                     400         9,840
SEROLOGICALS                                *        50           915
SERVICE CORP INTERNATIONAL                  *       850         4,106
SFBC INTERNATIONAL                          *        50           839
SIERRA HEALTH SERVICES                      *       150         3,353
SOLA INTERNATIONAL                          *       350         4,025
SONUS PHARMACEUTICALS                       *       100           209
SPAN AMERICA MEDICAL SYSTEMS                        100           797
STEWART ENTERPRISES - CL. A                 *     1,350         8,600
STRATEGIC DIAGNOSTICS                       *        50           220
SUNRISE ASSISTED LIVING                     *       400        10,720
TARO PHARMACEUTICALS                        *       150         3,678
TEVA PHARMACEUTICAL, ADR                             50         3,339
THERAGENICS                                 *       200         1,686
TRANSKARYOTIC THERAPIES                     *        50         1,803
TRIMERIS                                    *        50         2,220
TRINITY BIOTECH, ADR                        *       900         1,261
TROVER SOLUTIONS                            *       700         4,130
U.S. PHYSICAL THERAPY                       *       200         4,062
UNILAB                                      *        50         1,370
UROLOGIX                                    *        50           640
US ONCOLOGY                                 *       500         4,165
UTAH MEDICAL                                *       300         4,761
VASOMEDICAL                                 *        50           133
VIASYS HEALTHCARE                           *         7           122
VISTA MEDICAL TECHNOLOGIES                  *        50           185
VIVUS                                       *       100           677
WELLPOINT HEALTH NETWORKS                   *        50         3,891
WRP CORPORATION                             *     1,500           975
WYETH                                                50         2,560
XOMA                                        *       450         1,796
ZEVEX INTERNATIONAL                         *       500         1,350
ZOLL MEDICAL                                *        50         1,627


Industrials - 13.7%                                         1,024,271
                                                        --------------
A. O. SMITH                                         150         4,682
AAR                                                  50           510
ACTUANT - CL. A                             *       150         6,188
ACUITY BRANDS                                       100         1,820
AEROCENTURY                                 *     1,000         4,100
AEROFLEX                                    *        50           348
AGCO                                        *        50           975
AGERE SYSTEMS                               *        10            14
AGERE SYSTEMS - CL. B                       *       251           377
AIR T                                               650         2,015
AIRBORNE                                            200         3,840
AIRNET SYSTEMS                              *       300         2,550
AIRTRAN HOLDINGS                            *       300         1,605
ALAMO GROUP                                          50           750
ALLIED HOLDINGS                             *       200         1,048
ALLIED RESEARCH                             *       150         3,804
AMBASSADORS INTERNATIONAL                   *     1,150        11,569
AMERICA WEST HOLDING                        *        50           137
AMERICAN POWER CONVERSION                   *       450         5,684
AMERICAN SCIENCE & ENGINEERING              *        50           790
AMERICAN TECH CERAMICS                      *       600         3,000
AMERICAN WOODMARK                                    50         2,807
AMERICA'S CAR-MART                          *        50           689
AMR                                         *       150         2,529
AMTRAN                                      *       150         1,029
ANSELL, ADR                                 *        50           710
APPLIED SIGNAL TECHNOLOGY                   *       150         1,823
ARKANSAS BEST                               *       200         5,096
ARMOR HOLDINGS                              *        50         1,275
ARMSTRONG HOLDINGS                          *     1,000         1,790
ASTEC INDUSTRIES                            *       100         1,609
ASTRONICS                                   *       200         1,600
ATC HEALTHCARE - CL. A                      *       300           540
ATLANTIC COAST AIRLINE                      *       150         3,255
ATLAS AIR WORLDWIDE HOLDINGS                *        50           185
AUTOMATIC DATA PROCESSING                           100         4,355
AVALON CORRECTIONAL SERVICES                *       700         1,666
AZZ INCORPORATED                            *        50           780
B & H OCEAN CARRIERS                        *     1,900        14,250
BADGER METER                                         50         1,375
BAIRNCO                                             300         1,620
BALDWIN TECH                                *     1,750         2,468
BANTA CORPORATION                                    50         1,795
BE AEROSPACE                                *     1,600        21,088
BOEING                                               50         2,250
BRIGGS & STRATTON                                    50         1,917
BURLINGTON NORTHERN SANTA FE                        750        22,500
BUTLER MANUFACTURING                                100         2,745
CANADIAN NATIONAL RAILWAY                            50         2,590
CARLISLE                                            100         4,498
CASCADE                                     *       350         5,425
CDI                                         *       300         9,765
CELADON GROUP                               *       450         5,742
CENDANT CORPORATION                         *     1,450        23,026
CENTRAL PARKING                                     150         3,428
CENTURY BUSINESS SERVICES                   *       500         1,630
CHANNELL COMMERCIAL                         *       100           700
CHASE                                               750         8,025
CIRCOR INTERNATIONAL                                250         4,288
CLEAN HARBORS                               *       350         4,116
COHESANT TECHNOLOGIES                       *       850         3,655
COINSTAR                                    *       750        18,338
COMFORT SYSTEMS USA                         *       500         2,485
COMPX INTERNATIONAL                                 300         3,975
CONCORD EFS                                 *       300         9,042
CONSOLIDATED GRAPHICS                       *       700        13,300
CONTROL CHIEF HOLDINGS                      *       200           598
CORNELL COMPANIES                           *       150         1,778
COVENANT TRANSPORT -  CL.A                  *       400         8,500
CPI AEROSTRUCTURES                          *       500         3,575
CPI CORPORATION                                      50           975
CRONUS GROUP                                *     1,100         4,510
CSG SYSTEMS INTERNATIONAL                   *       100         1,914
CTB INTERNATIONAL                           *        50           768
CUMMINS                                              50         1,655
DELUXE                                              300        11,667
DESC S A, ADR                                       400         3,860
DESWELL INDUSTRIES                                  300         6,714
DOLLAR THRIFTY AUTOMOTIVE                   *        50         1,295
DREW INDUSTRIES                             *       100         1,645
DT INDUSTRIES                               *       150           525
DUCOMMUN                                    *       450        11,808
DWYER GROUP                                 *       750         3,098
DYNAMIC MATERIALS                           *       500         1,700
DYCOM INDUSTRIES                            *       400         4,676
EDISON CONTROL                              *       100           650
EFUNDS                                      *       350         3,321
EGL                                         *       300         5,088
EMCOR GROUP                                 *       100         5,870
ENDWAVE                                     *       850           680
ENNIS BUSINESS FORMS                                400         5,220
ESCO TECHNOLOGIES                           *       150         5,250
ESPEY MFG & ELECTRONICS                             100         2,010
EXCEL MARITIME CARRIERS                             300           540
EXPEDITORS INTERNATIONAL                            100         3,316
FEDEX CORPORATION                                   450        24,030
FIRST CONSULTING GROUP                      *       300         2,580
FIRSTSERVICE CORPORATION                    *       100         2,527
FORWARD AIR CORPORATION                     *        50         1,639
FOSTER WHEELER                              *       400           640
FRONTIER AIRLINES                           *       200         1,626
FRONTLINE                                           100           954
FROZEN FOOD EXPRESS                         *     1,600         3,840
GENCORP                                             100         1,430
GENERAL BINDING                             *       150         2,510
GENERAL DYNAMICS                                    230        24,461
GENESEE & WYOMING                           *       175         3,948
GENLYTE GROUP                               *        50         2,032
GENUINE PARTS                                        50         1,744
GEVITY HR                                         3,650        14,454
GOLDFIELD                                   *     1,700           714
GOODRICH CORPORATION                                 50         1,366
GRAHAM                                      *        50           460
GRANITE CONSTRUCTION                                 50         1,265
GSI LUMONICS                                *       100           770
GUNDLE/SLT ENVIRONMENTAL                    *       600         4,410
H.E.R.C. PRODUCTS                           *     6,800           714
HALL KINION & ASSOCIATES                    *        50           376
HATHAWAY                                    *     3,250         8,125
HEALTHCARE SERVICES                         *       100         1,545
HEICO                                               100         1,402
HEIDRICK & STRUGGLES                        *        50           999
HERLEY INDUSTRIES                           *       100         2,121
HEXCEL                                      *       500         2,175
HUBBELL - CL. B                                      50         1,708
HURCO COMPANIES                             *       200           442
HUTTIG BUILDING PRODUCTS                    *       150           806
INSITUFORM TECHNOLOGIES -  CL. A            *       100         2,118
INSURANCE AUTO AUCTIONS                     *       200         3,900
INTERNATIONAL DE CERAMICA                   *       300         2,535
INTERNATIONAL SHIPHOLDING                   *       200         1,310
JEWETT-CAMERON TRADING                      *       200         1,800
JINPAN INTERNATIONAL                        *       350         1,421
JLG INDUSTRIES                                      600         8,418
KADANT                                      *        50           825
KAMAN CORPORATION                                    50           838
KAYDON                                              100         2,361
KEITH COS                                   *        50           761
KELLY SERVICES - CL.A                               100         2,701
KIRBY                                       *       150         3,668
KNIGHT TRANSPORTATION                       *       150         3,479
KORN/FERRY INTERNATIONAL                    *       100           910
LABOR READY                                 *       850         4,973
LANDSTAR                                    *       100        10,685
LAWSON PRODUCTS                                     100         3,081
LENNOX INTERNATIONAL                                200         3,598
LINDSAY MANUFACTURING                               300         6,945
LOCKHEED MARTIN                                     350        24,325
MAIL-WELL                                   *       750         3,900
MARITRANS                                           450         6,053
MARTEN TRANSPORT                            *        50         1,000
MASTEC                                      *       500         3,680
MC SHIPPING                                 *       500           550
MCDERMOTT INTERNATIONAL                     *       250         2,025
MCSI                                        *       250         2,810
MEDIALINK WORLDWIDE                         *       350         1,313
MEDQUIST                                    *        50         1,332
MEMBERWORKS                                 *       250         4,633
MESA AIR GROUP                              *       400         3,680
MESABA HOLDINGS                             *       200         1,174
METSO, ADR                                          300         3,915
MIDWEST EXPRESS HOLDINGS                    *       100         1,320
MILACRON                                            300         3,045
MINUTEMAN INTERNATIONAL                             300         2,919
MOBILE MINI                                 *       200         3,420
MPS GROUP                                   *       400         3,400
NATIONAL SERVICE INDUSTRIES                         900         8,100
NAVIGANT CONSULTING                         *       450         3,146
NAVIGANT INTERNATIONAL                      *       250         3,868
NCO GROUP                                   *        50         1,089
NEW ENGLAND BUSINESS SERVICE                        250         6,285
NORDIC AMERICAN TANKER                              200         2,730
NORTECH SYSTEMS                             *       150         1,359
NORTHWEST AIRLINES - CL. A                  *       300         3,618
OLD DOMINION FREIGHT LINE                   *       450         6,773
OMI                                         *     2,300         9,430
ORBIT INTERNATIONAL                         *       700         3,290
ORBITAL SCIENCES                            *     1,200         9,564
OUTLOOK GROUP                               *       100           436
OVERSEAS SHIPHOLDING GROUP                          150         3,162
P.A.M. TRANSPORTATION SERVICES              *       250         6,005
PARK-OHIO HOLDINGS                          *        50           225
PEERLESS MANUFACTURING                      *       200         3,400
PEGASUS SOLUTIONS                           *       200         3,500
PENN ENGINEERING AND MANUFACTURING                  100         1,742
PERMA-FIX ENVIRONMENTAL SERVICES            *     1,000         2,800
PIONEER RAILCORP                            *     3,350         5,561
PITNEY BOWES                                         50         1,986
POWER- ONE                                  *       450         2,799
PRECISION CASTPARTS                                  50         1,650
PRG-SCHULTZ INTERNATIONAL                   *       100         1,231
PROVIDENCE AND WORCESTER                            300         2,460
PUBCO                                       *       100           952
PW EAGLE                                    *       300         1,905
QUANTA SERVICES                             *       200         1,974
RAILAMERICA                                 *       200         2,164
RCM TECHNOLOGIES                            *       950         4,750
RECONDITIONED SYSTEMS                       *       300           720
REGAL-BELOIT                                         50         1,216
RELIANCE STEEL AND ALUMINUM                         150         4,575
REMEDYTEMP, CL. A                           *       350         6,370
RENT A WRECK OF AMERICA                     *       600           983
RIGHT MANAGEMENT CONSULTANTS                *       100         2,630
ROADWAY EXPRESS                                      50         1,797
ROCKWELL INTERNATIONAL                              100         1,998
RYANAIR HOLDINGS, ADR                       *       300        10,461
RYDER SYSTEM                                         50         1,355
SHAW GROUP                                  *       400        12,280
SIGNAL TECHNOLOGY                           *       100           939
SIMPSON MANUFACTURING                       *        50         2,857
SKF AB,  ADR                                        300         7,635
SKYWEST                                             150         3,509
SOUTHWEST AIRLINES                                   50           808
SPARTAN                                     *       100           900
SPHERION CORPORATION                        *       550         6,545
STANDARD REGISTER                                    50         1,710
STANDEX INTERNATIONAL                               150         3,765
STEWART AND STEVENSON                               950        16,853
STRATEGIC DISTRIBUTION                      *       150         2,115
SUN HYDRAULICS                                      100           806
SUPREME INDUSTRIES                          *       100           565
SWIFT TRANSPORTATION                        *       300         6,990
SYLVAN LEARNING SYSTEMS                     *       100         1,994
SYNAGRO TECHNOLOGIES                        *       500         1,600
TAYLOR DEVICES                              *       300         1,170
TB WOOD'S                                           400         3,320
TECUMSEH PRODUCTS - CL. A                            50         2,654
TEEKAY SHIPPING                                     150         5,537
TELEFLEX                                             50         2,858
TEREX                                       *       150         3,374
TEXTRON                                              50         2,345
THERMO VIEW INDUSTRIES                      *     1,200         1,212
THOMAS INDUSTRIES                                    50         1,440
TODD SHIPYARDS                              *       500         6,275
TRAFFIX                                     *       100           490
TRANSPORT CORPORATION OF AMERICA            *       300         2,085
TRANSTECHNOLOGY                             *       100         1,135
TREDEGAR CORPORATION                                200         4,830
TRINITY INDUSTRIES                                  100         2,072
TRIUMPH GROUP INCORPORATED                  *       200         8,920
TYCO INTERNATIONAL                                1,350        18,239
U S INDUSTRIES                              *       800         2,760
U.S. XPRESS ENTERPRISES - CL.A              *       300         3,933
UNIFIRST                                            150         3,795
UNION PACIFIC                                        50         3,164
UNITED CAPITAL CORPORATION                  *       300         7,335
UNITED INDUSTRIAL                                    50         1,093
UNIVERSAL FOREST PRODUCTS                           350         8,197
URS CORPORATION                             *       100         2,800
US AIRWAYS GROUP                            *       100           370
US LABORATORIES                             *       350         4,550
USFREIGHTWAYS                                       350        13,255
USG                                         *       750         5,363
VALASSIS COMMUNICATION                      *        50         1,825
VALMONT INDUSTRIES                                  100         2,033
VALPEY FISHER                               *       450         1,598
VELCRO INDUSTRIES N V                               700         6,867
VIAD CORPORATION                                     50         1,300
VITRAN                                      *       300         1,506
VOLT INFORMATION SCIENCES                   *        50         1,225
WABASH NATIONAL                                     100         1,000
WALLACE COMPUTER SERVICES                           100         2,150
WASTE MANAGEMENT                                    200         5,210
WATSCO                                              100         1,825
WATTS INDUSTRY                                      250         4,963
WERNER ENTERPRISES                                  150         3,197
WILLIAMS INDUSTRIES                         *       100           513
WOLVERINE TUBE                              *       200         1,510
WORKFLOW MANAGEMENT                         *       350         1,194
WORLD FUEL SERVICES                                  50         1,220
YELLOW CORPORATION                          *       100         3,240



Information Technology - 7.1%                                 528,003
                                                        --------------
3 COM CORPORATION                           *       200           880
3DO COMPANY                                 *     4,250         2,465
ACCLAIM ENTERTAINMENT                       *     1,350         4,766
ACE*COMM                                    *       850           893
ACTEL                                       *       150         3,153
ACTIVCARD SA, ADR                           *       200         1,270
ADAPTEC                                     *       250         1,973
ADC TELECOMMUNICATIONS                      *       250           573
ADVANCED DIGITAL INFO                       *       150         1,265
ADVANCED FIBRE COMMUNICATION                *       450         7,443
ADVANCED MICRO DEVICES                      *       250         2,430
ADVANCED SEMICONDUCTOR, ADR                 *       200           650
ALCATEL OPTRONICS, ADR                              300           540
AMTECH SYSTEMS                              *       100           534
ANALOG DEVICES                              *        50         1,485
ANALOGIC                                             50         2,459
APPLE COMPUTER                              *       100         1,772
ASA, ADR                                            250         7,665
ASM INTERNATIONAL NV                        *       100         1,726
ASPECT COMMUNICATIONS                       *       150           480
AUDIOVOX CORPORATION                        *       100           795
AUTODESK                                            150         1,988
AVAYA                                       *       100           495
AVID TECH                                   *       400         3,704
AVX                                                 100         1,633
AXCELIS TECHNOLOGIES                        *       300         3,390
AXCIOM CORPORATION                          *       100         1,749
AXT                                         *       100           798
BARPOINT.COM                                      2,100           420
BENTHOS                                     *       300         1,800
BOGEN COMMUNICATIONS                        *       700         2,695
BORLAND SOFTWARE                            *        50           515
BROOKTROUT                                  *       100           570
CABLETEL COMMUNICATIONS                     *       400           400
CAPTARIS                                    *       950         2,803
CATALYST SEMICONDUCTOR                      *       550         1,458
CATAPULT COMMUNICATIONS                     *       200         4,374
C-COR.NET CORPORATION                       *       100           700
CENTERSPAN COMMUNICATIONS                   *       100           460
CHECKPOINT SYSTEMS                          *       250         2,925
CIBER                                       *       100           725
CITRIX SYSTEMS                              *       100           604
CMG INFORMATION SERVICES                    *       800           384
COGNICASE                                   *       600         2,550
COHU                                                150         2,592
COMMSCOPE                                   *       100         1,250
COMPUTER ASSOCIATES                                 150         2,384
COMPUTER SCIENCES                           *        50         2,390
COMPUWARE CORPORATION                       *       200         1,214
COMVERSE TECHNOLOGY                         *       350         3,241
COPPER MOUNTAIN NETWORKS                    *       600           504
CORIO                                       *     2,000         2,180
CRAFTMADE INTERNATIONAL                             400         6,080
CRAY                                        *     1,000         4,470
CRAYFISH, ADR                               *       100           903
CREATIVE TECHNOLOGY                                 150         1,347
CSP                                         *       650         2,040
CTS                                                 100         1,204
CVD EQUIPMENT                               *       400           860
DAKTRONICS                                  *        50           492
DATARAM                                     *        50           188
DELL COMPUTER                               *       450        11,763
DIEBOLD                                              50         1,862
DIGI INTERNATIONAL                          *       950         3,136
DIGITAL LIGHTWAVE                           *       100           234
DIGITALTHINK                                *     4,950         6,930
DIODES                                      *       650         5,545
DMC STRATEX NETWORKS                        *        50           101
DOCUCORP INTERNATIONAL                      *       100         1,023
DREXLER TECHNOLOGY                          *        50         1,080
DYNAMICS RESEARCH                           *        50         1,209
EBOOKERS.COM                                *       700         5,530
ECLIPSYS CORPORATION                        *       200         1,312
ECTEL                                       *        50           580
ELAMEX SA DE CV                             *       900         4,635
ELECTROGLAS                                 *       100         1,000
ELECTRONIC ARTS                             *        50         3,303
ELECTRO-SENSORS                                     750         3,293
ELITE INFORMATION GROUP                     *       350         3,483
ELRON ELECTRONIC INDUSTRIES                 *       100           820
EMC                                         *       100           755
EMULEX                                      *        50         1,126
EPRESENCE                                   *        50           188
ESS TECHNOLOGY                              *        50           877
EXAR                                        *        50           986
EXPONENT                                    *       200         2,582
FARGO ELECTRONICS                           *       100           822
FINDWHAT.COM                                *       150           803
FIRSTWAVE TECHNOLOGIES                      *        50           575
FLIR SYSTEMS                                *        50         2,099
FORGENT NETWORKS                            *       100           500
FORRESTER RESEARCH                          *        50           970
FRISCO BAY INDUSTRIES                       *       300         3,015
GENESIS MICROCHIP                           *        28           234
GIGA-TRONICS                                *       200           470
GLENAYRE TECHNOLOGIES                       *       850         1,062
GLOBAL IMAGING SYSTEMS                      *       100         1,899
GROUP 1 SOFTWARE                            *        50           693
HARMONIC LIGHTWAVES                         *       550         2,012
HEALTH MANAGEMENT SYSTEMS                   *       400         1,260
HYTEK MICROSYSTEMS                          *       900         1,845
IDX SYSTEMS                                 *       150         1,953
ILOG SA, ADR                                *       100           565
IMATION CORPORATION                         *        50         1,488
IMAX                                        *       200         1,132
INNOVEX                                     *     1,050         4,169
INTEL                                             1,250        22,838
INTER TEL                                            50           856
INTERGRAPH                                  *       200         3,488
INTERLAND                                   *       900         3,132
INTERNATIONAL RECTIFIER                     *       100         2,915
INTERSIL CORPORATION                        *        50         1,069
INVESTMENT TECHNOLOGY GROUP                 *        50         1,635
IOMEGA                                      *       300         3,855
IONA TECHNOLOGIES, ADR                      *       100           530
ITRON                                       *        50         1,312
JDA SOFTWARE GROUP                          *       100         2,826
JDS UNIPHASE                                *       350           935
KEITHLEY INSTRUMENTS                                100         1,444
KEMET                                       *       150         2,679
KYOCERA                                              50         3,680
LANOPTICS                                   *        50           345
LATTICE SEMICONDUCTOR                       *        50           437
LEXAR MEDIA                                 *     4,250        18,148
LOJACK                                      *       100           350
LOWRANCE ELECTRONICS                        *     1,200         7,007
LSI INDUSTRIES                                      150         2,756
LTX                                         *       100         1,428
LUCENT TECHNOLOGIES                         *       950         1,577
MAGIC SOFTWARE ENTERPRISES                  *       100           125
MEASUREMENT SPECIALTIES                     *       200           600
MEMC ELECTRONIC MATERIALS                   *       200           980
MERGE TECHNOLOGIES                          *       200         1,370
MERIX                                       *       150         1,287
METHODE ELECTRONICS, CL.A                           450         5,747
MICROSEMI                                   *        50           330
MICROSOFT                                   *       420        22,974
MIKRON INSTRUMENT                           *     1,100         2,893
MOTOROLA                                          1,550        22,351
MSC.SOFTWARE                                *       300         2,685
NAM TAI ELECTRONICS                                 150         2,958
NEOFORMA                                    *        50           650
NEOMAGIC                                    *     1,000         2,660
NETOPIA                                     *       250           683
NETWORK ASSOCIATES                          *       250         4,818
NEW FRONTIER MEDIA                          *       300           630
NOKIA, ADR - CL.A                                   150         2,172
NORTEL NETWORKS                             *       100           145
NU HORIZONS                                 *       150         1,244
NVIDIA                                      *       200         3,436
NWH                                         *       250         3,475
NYFIX                                       *       100           850
OMNIVISION                                  *       100         1,435
ONESOURCE INFORMATION SERVICES              *       300         2,010
OPTELECOM                                   *       500         1,150
OPTICAL COMMUNICATIONS PRODUCTS             *       800           976
OPTIMAL ROBOTICS                            *        50           365
ORACLE SYSTEMS                              *       150         1,421
OVERLAND DATA                               *       350         5,768
PARADYNE NETWORKS                           *     1,050         4,158
PAYPAL                                      *        50         1,010
PC-TEL                                      *       300         2,031
PEC SOLUTIONS                               *       100         2,392
PEERLESS SYSTEMS                            *       300           483
PEROT SYSTEMS - CL. A                       *       200         2,178
PINNACLE SYSTEMS                            *       350         3,846
PLANAR SYSTEMS                              *        50           963
PLANTRONICS                                 *        50           951
POLYCOM                                     *        50           600
POWER INTEGRATIONS                          *        50           895
PRIVATE BUSINESS                            *       450         1,665
PROPHET 21                                  *        50           599
QLOGIC CORPORATION                          *        50         1,905
QRS                                         *       100           779
QUADRAMED                                   *       300         2,097
QUOVADX                                     *       500         3,140
RADCOM                                      *       600           419
RAINBOW TECHNOLOGIES                        *       100           492
REALNETWORKS                                *       100           407
REMEC                                       *       100           561
ROPER INDUSTRIES                                     50         1,865
RSA SECURITY                                *       100           481
SANDISK                                     *       100         1,240
SCITEX                                      *       500         1,060
SCM MICROSYSTEMS                            *        50           669
SED INTERNATIONAL HOLDINGS                  *       800           922
SERENA SOFTWARE                             *        50           685
SILICON GRAPHICS                            *     1,900         5,586
SILICON STORAGE TECHNOLOGY                  *       400         3,120
SPECTRALINK                                 *       150         1,596
SPECTRASITE HOLDINGS                        *     1,700           306
SPEEDFAM-IPEC                               *       450         2,358
STELLENT                                    *       200           916
SUN MICROSYSTEMS                            *       200         1,002
SYKES ENTERPRISES                           *       100           769
SYMMETRICOM                                 *       100           365
SYNOPSYS                                    *        74         4,056
TAKE-TWO INTERACTIVE SOFTWARE               *       250         5,148
TECHNISOURCE                                *       250           993
TECHTEAM GLOBAL                             *     1,000         8,000
TEKELEC                                     *        50           402
TELLABS                                     *       500         3,100
TERAYON COMMUNICATION SYSTEMS               *       100           133
THERMO ELECTRON                             *       300         4,950
THQ                                         *        50         1,491
THREE FIVE SYSTEMS                          *        50           570
TITAN CORPORATION                           *       143         2,615
TOLLGRADE COMMUNICATIONS                    *       100         1,467
TRANSACTION SYSTEMS                         *       300         3,528
TRANSNATIONAL INDUSTRIES                    *       150           675
TRIMBLE NAVIGATION                          *       200         3,100
TRIPOS                                      *        50         1,090
TSR                                         *     1,750         9,275
TTI TEAM TELECOM INTERNATIONAL              *       100         1,601
UNIVERSAL ACCESS GLOBAL HOLDINGS            *       600           113
VARIAN SEMICONDUCTOR EQUIPMENT              *        50         1,697
VERISIGN                                    *        50           360
VERITY                                      *       300         3,327
VICON INDUSTRIES                            *     1,900         7,030
VIISAGE TECHNOLOGY                          *       100           492
VISHAY INTERTECHNOLOGY                      *       150         3,300
WAVECOM SA, ADR                             *        50         2,040
WESTELL TECHNOLOGIES                        *     2,600         4,030
WHITE ELECTRONIC DESIGNS                    *       300         2,256
XANSER CORPORATION                          *     1,850         3,367
XEROX                                       *       300         2,091
ZOMAX                                       *       300         1,170



Materials - 11.8%                                             883,412
                                                        --------------
ABER DIAMOND CORPORATION                    *        50           910
AGNICO-EAGLE MINES                                1,100        16,027
AIRGAS                                      *       100         1,730
ALBEMARLE                                            50         1,538
ALCAN                                                50         1,876
ALCOA                                               100         3,315
ALLIANCE RESOURCE PARTNERS                           50         1,187
AMCOL INTERNATIONAL                                 600         4,110
AMCOR LIMITED, ADR                                  100         1,840
AMERICAN PACIFIC                            *       600         5,700
AMERON INTERNATIONAL                                 50         3,613
ANGLO AMERICAN, ADR                                 300         4,905
ANGLOGOLD LIMITED, ADR                              800        20,864
APEX SILVER MINES LIMITED                   *       900        13,050
APPLIED EXTRUSION TECH                      *       100           695
APTARGROUP                                           50         1,538
ASHANTI GOLDFIELDS COMPANY                  *     1,150         5,647
BARRICK GOLD                                        953        18,097
BASF AG, ADR                                         50         2,325
BEMA GOLD                                   *    13,250        18,020
BRUSH WELLMAN                               *        50           620
BUCKEYE TECHNOLOGIES                        *       150         1,470
CAMBIOR INCORPORATED                        *     4,500         5,085
CAMECO CORPORATION                                  250         6,413
CANYON RESOURCES CORPORATION                *     3,300         7,095
CEMEX SA, ADR                                       150         3,954
CENTEX CONSTRUCTION PRODUCTS                        150         5,460
CFC INTERNATIONAL                           *       200           876
CHASE INDUSTRIES                            *        50           695
CHESAPEAKE CORPORATION                              100         2,633
CLEVELAND CLIFFS                                     50         1,380
COEUR D'ALENE MINES                         *     6,450        10,901
COMMONWEALTH INDUSTRIES                             400         2,876
CONSOL ENERGY                                        50         1,063
CONTINENTAL MATERIALS                       *       400        11,100
CORPORATION DURANGO SA                      *       100           295
CPAC                                                400         2,592
CRISTALERIAS DE CHILE, ADR                           50           825
CROWN CORK & SEAL                           *       200         1,370
CRYSTALLEX INTERNATIONAL                    *     3,450         6,176
CYANOTECH                                   *     2,500         1,575
DEVCON INTERNATIONAL                        *       300         1,725
DOMTAR                                              550         6,479
DOW CHEMICAL                                        700        24,066
DUPONT DE NEMOURS & CO                               50         2,220
DURBAN ROODEPOORT DEEP                      *     7,650        32,513
EASTERN COMPANY                                     550         7,920
ECHO BAY MINES                              *    13,200        15,180
ENGLEHARD                                           350         9,912
ENPRO INDUSTRIES                            *        10            53
FERRO                                                50         1,508
FLAMEMASTER                                         400         2,460
FREEPORT MCMORAN COPPER - CL.B              *       350         6,248
FULLER (H. B.)                                       50         1,465
GERDAU SA, ADR                                      150         1,568
GLAMIS GOLD                                 *     3,400        29,886
GOLD FIELDS, ADR                                  2,500        28,050
GOLDCORP                                          2,850        28,358
GOLDEN PHOENIX MINERALS                     *    11,300         4,407
GOLDEN STAR RESOURCES                       *     8,000        14,400
GREAT BASIN GOLD                            *     2,300         2,576
GREAT NORTHERN IRON ORE                              50         3,300
HARMONY GOLD MINING COMPANY                       2,450        33,149
HELCA MINING                                *     4,900        22,981
IMC GLOBAL                                          250         3,125
INTERNATIONAL PAPER                                 100         4,358
INTERNATIONAL FLAVORS & FRAGRANCE                    50         1,625
IPSCO                                                50           802
IVEX PACKAGING                              *        50         1,139
JEFFERSON SMURFIT,  ADR                              50         1,575
KAISER ALUMINUM                             *     4,700           470
KINROSS GOLD CORPORATION                    *    10,300        23,587
LIHIR GOLD LIMITED, ADR                     *       150         2,265
LOUISIANA-PACIFIC                           *       350         3,707
MACDERMID                                            50         1,075
MASISA SA, ADR                                      250         2,075
MERIDIAN GOLD                               *     1,850        29,693
METHANEX                                    *       200         1,652
MILLER PETROLEUM                            *     1,700           680
MINAS BUENAVENTURA, ADR                             250         6,400
MINEFINDERS                                 *       850         2,934
MIRAMAR MINING                              *     2,250         2,273
MK GOLD COMPANY                             *       900           567
MYERS INDUSTRIES                                     50           857
N.L. CHEMICAL                                       900        13,725
NEVADA CHEMICALS                            *     1,000         3,250
NEWMONT MINING                                    2,050        53,977
NIAGARA                                     *       200           480
NORTH AMERICAN PALLADIUM                    *       500         2,925
NORTHWEST PIPE                              *       350         8,194
OCTEL                                       *       350         8,873
OLIN CORPORATION                                    100         2,215
OREGON STEEL MILLS                          *       100           600
OWENS-ILLINOIS                              *       200         2,748
PACIFIC RIM MINING                          *     3,944         2,406
PAN AMERICAN SILVER                         *     5,800        43,326
PECHINEY, ADR                                        50         1,145
PENFORD CORPORATION                                  50           905
PHELPS DODGE                                *       250        10,300
PHOSPHATE RESOURCES PARTNERS                *       150           600
PLACER DOME                                         950        10,650
POLYAIR INTER PACK                          *       950         5,415
POPE & TALBOT                                       300         5,619
POTASH                                               50         3,335
QUAKER CHEMICALS                                    100         2,450
QUANEX                                               50         2,185
RANDGOLD & EXPLORATION, ADR                 *       200         1,112
RAYONIER                                             50         2,457
REXAM, ADR                                          100         3,336
RICHMONT MINES                              *     1,300         3,978
ROANOKE ELECTRIC STEEL                              100         1,544
ROCK OF AGES                                *       150         1,064
ROYAL GOLD                                        1,050        14,343
RPM                                                 150         2,288
RYERSON TULL                                         50           582
SCHNITZER STEEL INDUSTRIES - CL.A                    50         1,116
SCHULMAN                                            100         2,145
SEALED AIR                                  *        50         2,014
SILVER STANDARD RESOURCES                   *     4,600        26,818
SINOPEC SHANGHAI, ADR                       *        50           760
SOLUTIA                                             450         3,159
STILLWATER MINING COMPANY                   *       400         6,512
SUMMA INDUSTRIES                            *       250         2,450
TVX GOLD                                    *    12,250        17,150
U S CONCRETE                                *       650         4,271
U S GOLD                                    *     2,600         1,118
UFP TECHNOLOGIES                            *       800           960
UNIVERSAL STAINLESS & ALLOY                 *       100         1,175
UPM-KYMMENE, ADR                                     50         1,972
USEC INCORPORATED                                   900         7,920
VISTA GOLD                                  *       300           777
VITRO S.A.,  ADR                                    500         1,690
W.R. GRACE & CO                             *       200           600
WESTMORELAND COAL                           *       100         1,265
WEYERHAEUSER                                         50         3,193
WMC,  ADR                                           150         3,089
WORTHINGTON INDUSTRIES                              250         4,525


Telecommunication Services - 0.9%                              68,233
                                                        --------------
APT SATELLITE HOLDINGS, ADR                       1,000         2,900
ASIA SATELLITE TELECOM, ADR                         100         1,580
ATLANTIC TELE - NETWORK                             150         2,280
CABLE AND WIRELESS, ADR                             400         3,108
CHINA UNICOM, ADR                           *       200         1,540
CITIZENS COMMUNICATIONS                     *       100           836
IDT                                         *       100         1,692
LEVEL 3 COMMUNICATIONS                      *       800         2,360
METRO ONE TELECOMMUNICATIONS                *       100         1,396
NEXTEL COMMUNICATIONS - CL.A                *       100           320
NORTEL INVERSORA, ADR                       *       400           352
PT INDOSAT TBK,  ADR                                500         6,245
PTEK HOLDINGS                               *       650         3,757
SBC COMMUNICATIONS                                   50         1,525
SONTRA MEDICAL                              *       700         2,800
SPRINT CORPORATION                                  250         2,653
TELEFONICA DE ARGENTINA, ADR                        200           684
TELENORTE LESTE PARTICIPACOE, ADR                    50           498
TELESYSTEM WIRELESS                         *     2,600           936
VERIZON COMMUNICATIONS                              600        24,090
VIDESH SANCHAR NIGAM                                800         4,880
VIMPEL COMMUNICATIONS                       *        50         1,273
WORLDCOM INC - MCI GROUP                            100           168
WORLDCOM INC - WORLDCOM GROUP               *     8,100             0
XETA TECHNOLOGIES                           *       100           360



Utilities - 2.0%                                              146,368
                                                        --------------
ALLETE                                              100         2,710
ALLIANT ENERGY                                      200         5,140
AMEREN CORPORATION                                  100         4,301
AMERICAN ELECTRIC POWER                             100         4,002
AMERICAN STATES WATER                                75         1,988
AMERICAN WATER WORKS                                 50         2,161
AQUILA                                              450         3,600
ATLAS PIPELINE PARTNERS                              50         1,153
ATMOS ENERGY                                         50         1,172
BAYCORP HOLDINGS                            *        50           595
BLACK HILLS                                          50         1,731
BRITISH ENERGY, ADR                                 300         2,550
CALPINE CORPORATION                         *       800         5,624
CONSOLIDATED EDISON                                 150         6,263
CONSOLIDATED WATER                                  200         2,850
DUKE POWER                                          100         3,110
DYNEGY                                              400         2,880
EDISON INTERNATIONAL                        *       200         3,400
EL PASO ENERGY PARTNERS                              50         1,594
GREAT PLAINS ENERGY                                 150         3,053
HAWAIIAN ELECTRIC INDUSTRIES                        100         4,255
IDACORP                                             100         2,770
KINDER MORGAN ENERGY                                250         7,853
KOREA ELEC POWER, ADR                               400         4,188
MADISON GAS & ELECTRIC                              300         8,355
MDU RESOURCES GROUP                                 100         2,629
MIRANT                                      *       450         3,285
NEW JERSEY RESOURCES                                100         2,985
NORTHEAST UTILITIES                                 100         1,881
NORTHWESTERN CORPORATION                            100         1,695
ONEOK                                               100         2,195
OTTER TAIL CORPORATION                              250         7,880
PROGRESS ENERGY                                      50         2,601
PUGET ENERGY                                        200         4,130
QUESTAR                                              50         1,234
RELIANT ENERGY                                      300         5,070
SCANA                                                50         1,544
SCOTTISH POWER, ADR                                 100         2,140
SOUTHERN                                            150         4,110
SOUTHWEST WATER                                     100         1,893
SOUTHWESTERN ENERGY COMPANY                 *       100         1,519
TECO ENERGY                                         100         2,475
TOUCH AMERICA HOLDINGS                      *       200           550
TRANSCANADA PIPELINES                               100         1,532
WILLIAMS COMPANIES                                  450         2,696
XCEL ENERGY                                         300         5,031

CASH EQUIVALENTS - 13.3%                      Par Value
U.S. BANCORP DEMAND NOTE                       $994,819       994,819
(Cost $994,819)

TOTAL INVESTMENT SECURITIES - 107.8%                        8,041,664
     (Cost $8,005,417)
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.9)%               (585,935)
                                                        --------------

NET ASSETS - 100.0%                                        $7,455,729
                                                        ==============

*Non-income producing
ADR - American Depository Receipt
CL  - Class

See accompanying notes to the financial statements

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002



                                                                     Masters 100
                                                                            Fund
                                                                ----------------

ASSETS
Investment securities:
     At acquisition cost                                            $ 8,005,417
                                                                ================
     At market value (Note 2)                                       $ 8,041,664
Cash                                                                        386
Interest and dividends receivable                                         6,865
Receivable for portfolio investments sold                                91,426
Receivable for capital shares sold                                      173,975
                                                                ----------------
       TOTAL ASSETS                                                   8,314,316
                                                                ----------------

LIABILITIES
Payable for portfolio investments purchased                             848,580
Accrued expenses and other liabilities                                   10,007
                                                                ----------------
       TOTAL LIABILITIES                                                858,587
                                                                ----------------

NET ASSETS                                                          $ 7,455,729
                                                                ================

Net assets consist of:
Paid in capital                                                     $ 7,469,421
Accumulated net realized loss from security transactions                (49,939)
Net unrealized appreciation of investments                               36,247
                                                                ----------------
Net assets                                                          $ 7,455,729
                                                                ================

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                           701,353
                                                                ================

Net asset value, offering price and redemption
   price per share (Note 2)                                             $ 10.63
                                                                ================



See accompanying notes to the financial statements.

STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2002(a)



INVESTMENT INCOME
     Interest                                                          $ 4,729
     Dividends                                                          25,207
                                                              -----------------
         TOTAL INVESTMENT INCOME                                        29,936
                                                              -----------------

EXPENSES
     Investment advisory fees (Note 4)                                  34,015
     Administrative fees (Note 4)                                       10,205
                                                              -----------------
         TOTAL EXPENSES                                                 44,220
                                                              -----------------

NET INVESTMENT LOSS                                                    (14,284)
                                                              -----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
     Net realized losses from transactions:                            (35,655)

     Net change in unrealized appreciation of:
             Investments                                                36,247
                                                              -----------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                           592
                                                              -----------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                           $ (13,692)
                                                              =================


(a) Represents period from commencement of operations, November 5, 2001, through June 30, 2002.

See accompanying notes to the financial statements.


                        STATEMENT OF CHANGES IN NET ASSETS
                            Period Ended June 30, 2002(a)





FROM OPERATIONS:
     Net investment loss                                          $ (14,284)
     Net realized loss from investments sold                        (35,655)
     Net change in unrealized appreciation on investments            36,247
                                                              --------------
Net decrease in net assets resulting from operations                (13,692)
                                                              --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           -
     From realized gains                                                  -
                                                              --------------
Decrease in net assets from distributions to shareholders                 -
                                                              --------------

FROM CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                    7,605,864
     Net asset value of shares issued to shareholders
           in reinvestment of distributions                               -
     Payments of shares redeemed                                   (136,443)
                                                              --------------
Net increase in net assets from capital share transactions        7,469,421
                                                              --------------

TOTAL INCREASE IN NET ASSETS                                      7,455,729

NET ASSETS:
     Beginning of period                                                  -
                                                              --------------
     End of period                                              $ 7,455,729
                                                              ==============


Capital Share Activity
Shares sold                                                         714,318
Shares issued in reinvestment of distributions to shareholders            -
Shares redeemed                                                     (12,965)
                                                              --------------
Net increase in shares outstanding                                  701,353
Shares outstanding, beginning of period                                   -
                                                              --------------
Shares outstanding, end of period                                   701,353
                                                              ==============



(a) Represents period from commencement of operations, November 5, 2001, through June 30, 2002.

See accompanying notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF CAPITAL
                     STOCK OUTSTANDING THROUGHOUT THE PERIOD


The Masters 100 Fund

                                                                 Period
                                                                  Ended
                                                                6/30/02 (a)


Net asset value at beginning of period                            $10.00
                                                           --------------

Income from Investment Operations:
     Net investment loss                                           (0.02)
     Net realized and unrealized gain on investments                0.65
                                                           --------------
Total from investment operations                                    0.63
                                                           --------------

Less distributions from:
     Realized gains                                            -
                                                           --------------
Total distributions                                            -
                                                           --------------


Net asset value at end of period                                  $10.63
                                                           ==============

Total Return                                                     6.30%(b)
                                                           ==============

Net assets at end of period (millions)                              $7.5

Ratio of expenses to average net assets:                             1.95%(c)
Ratio of net investment loss to
   average net assets:                                             (0.63)% (c)
Portfolio turnover rate                                             141%


(a) Represents the period from the commencement of operations (November 5, 2001) through June 30, 2002.
(b) Not annualized
(c) Annualized

See accompanying notes to the financial statements.

FINANCIAL NOTES

1.   Organization

The Masters 100 Fund (the "Fund") is a series of Marketocracy Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999. The Masters 100 Fund commenced operations on November 5, 2001. The objective of the fund is as follows:

The Masters 100 Fund seeks capital appreciation by investing in common stocks of U.S. and foreign companies of any size.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation
Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the average of the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share Valuation
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes
The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts , if any, from prior years.

As of June 30, 2002, the Fund realized capital gains of $22,340 during the period November 5, 2001 through June 30, 2002, which are treated for federal income tax purposes as arising in the tax year ending June 30, 2003.

Other
Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

3.   Investment Transactions

The  aggregate   purchases  and  sales  of  securities   (excluding   short-term
investments and short positions) for the period ended June 30, 2002 are summarized below:

                                Masters 100
                                    Fund
                              ---------------
Purchases...............       $11,492,711
Sales......................    $ 4,440,574

There were no purchases or sales of long-term U.S. Government securities.


At June 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                    Masters 100
                                        Fund
                                 ------------------
Unrealized appreciation...            $527,782
Unrealized depreciation...           ($549,530)
                                      ---------
Net unrealized depreciation
      on investments.........         ($21,748)
                                      =========

At June 30, 2002, the Fund had no undistributed net investment income for tax purposes.

At June 30, 2002, the cost of investments for federal income tax purposes was $8,063,412. The difference between federal tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

4.   Investment Advisory and Administration Agreements

Advisory Fees - The investment adviser for the Fund is Marketocracy Capital Management LLC ("MCM" or the "Adviser"). The Fund's investments are managed by the Adviser pursuant to the terms of the Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of investments and provides persons satisfactory to the Trust's Board of Trustees to be responsible for the overall management and administration of the Trust, subject to the supervision of the Trust's Board of Trustees. The Adviser is responsible for (1) the compensation of any of the Trust's Trustees, officers and employees who are directors, officers, employees or shareholders of the Adviser, (2) compensation of the Adviser's personnel and payment of other expenses in connection with the provision of portfolio management services under the Advisory Agreements, and (3) expenses of printing and distributing the Fund's Prospectus and sales and advertising materials to prospective clients.

For the services provided by the Adviser under the Advisory Agreement, the Adviser received from the Fund management fees, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund's average daily net assets. The Advisory Agreement requires the Adviser to waive their management fees and, if necessary, reimburse expenses of the Fund to the extent necessary to limit the Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion

Administration Fees - The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the "Administration Agreement"). Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations. MCM has also assumed responsibility for payment of all of the Fund's operating expenses except for brokerage and commission expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the respective Fund's average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

MCM has retained U.S. Bancorp Fund Services, LLC (the Transfer Agent) to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund. MCM (not the Fund) pays the Transfer Agent's fees for these services.

5.      Distributable Earnings

As of June 30, 2002, the components of distributable earnings were as follows:

Undistributed Ordinary Income   $8,056
Unrealized Depreciation        (21,748)
                               -------
                              $(13,692)





               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
Marketocracy Funds
Los Altos, California


We have audited the accompanying statement of assets and liabilities of The Masters 100 Fund, a series of Marketocracy Funds, including the portfolio of investments, as of June 30, 2002, and the related statements of operations, changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Masters 100 Fund as of June 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period indicated thereon, in conformity with accounting principles generally accepted in the United States of America.





                                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
August 2, 2002





Independent Trustees
------------------------ ------------ --------------- ------------------------- ------------- -------------------
Name, Address and Age    Position(s)     Term of      Principal Occupation(s)       # of            Other
                          Held with     Office and     During Past Five Years    Portfolios     Trusteeships/
                            Fund        Length of                                 in Fund       Directorships
                                       Time Served                                Complex      Held by Trustee
                                                                                Overseen by
                                                                                  Trustee
------------------------ ------------ --------------- ------------------------- ------------- -------------------

Arthur L. Roth (77)      Trustee,     Since           Retired.  Principal,           3        Not Applicable
26888 Almaden Court      Chairman     December        Arthur L. Roth &
Los Altos, CA  94022     of Board     1997; Term is   Company, Management
                                      indefinite      Consultation (1979 to
                                                      1991).
------------------------ ------------ --------------- ------------------------- ------------- -------------------
William J. Scilacci (79) Trustee      Since           Retired.  President,           3        Director, Bank of
26888 Almaden Court                   December        Bank of Santa Clara                     Santa Clara
Los Altos, CA  94022                  1997; Term is   (1982 to 1993)                          (1973-2000)
                                      indefinite
------------------------ ------------ --------------- ------------------------- ------------- -------------------

Shawn O'Hara (41)        Trustee      Since January   President, Junior              3        Director, Junior
101 Lombard Street #302W              2002; Term is   Achievement of Bay                      Achievement of
San Francisco, CA  94111              indefinite      Area, Inc., a                           Bay Area, Inc.
                                                      non-profit                              (June 1992 to
                                                      organization, (April                    April 1994)
                                                      1994 to present); Vice
                                                      President, Junior
                                                      Achievement of Bay
                                                      Area, Inc (May 1998 to
                                                      April 1994).
------------------------ ------------ --------------- ------------------------- ------------- -------------------
Interested Trustees and Officers
------------------------ ------------ -----------------------------------------   ------------- -------------------
Name, Address and Age    Position(s)    Term of       Principal Occupation(s)          # of            Other
                          Held with    Office and     During Past Five Years        Portfolios     Trusteeships/
                            Fund       Length of                                      in Fund       Directorships
                                      Time Served                                     Complex      Held by Trustee
                                                                                    Overseen by
                                                                                      Trustee
------------------------ ------------ -----------------------------------------   ------------- -------------------
Kendrick W. Kam (42)     Trustee,     Since           President, Ingenuity                3          Not Applicable
26888 Almaden Court      President    December        Capital Management LLC
Los Altos, CA  94022     and          1997; Term is   (July 1999 to Present);
                         Treasurer    indefinite      President, Interactive
                                                      Research Advisers, Inc.
                                                      and co-portfolio
                                                      manager (1993 to 1999).
------------------------ ------------ -----------------------------------------   ------------- -------------------
Stuart R. Brunet (41)    Vice         Since           President, Marketocracy             3          Not Applicable
26888 Almaden Court      President    February        Capital Management LLC
Los Altos, CA  94022                  2001; Term is   (February 2001 to
                                      indefinite      Present); Vice President
                                                      of Operations, Ingenuity
                                                      Capital Management LLC (2000
                                                      to Present); Sales Trader,
                                                      Preferred Capital Markets,
                                                      a broker-dealer in San
                                                      Francisco, CA (1993
                                                      to 2000).
------------------------ ------------ ------------------------------------------  ------------- -------------------
Elaine E. Richards (34)  Secretary    Since           Vice President and Legal            3          Not Applicable
615 East Michigan Street              December        Compliance Administrator,
Milwaukee, WI  53202                  1997; Term is   Firstar Mutual Fund
                                      indefinite      Services, LLC (1998 to
                                                      present); Associate
                                                      Attorney, Reinhart,
                                                      Boerner, Van Deuren,
                                                      Norris & Rieselbach, s.c.,
                                                      Milwaukee,
                                                      Wisconsin (1995 to 1998).
------------------------ ------------ ------------------------------------------ ------------- --------------


--------
1 Source: CSI Data.


FAST FACTS

Medical Specialists Fund
Ticker Symbol =MSFQX

Technology Plus Fund
Ticker Symbol =TPFQX

Masters 100 Fund
Ticker Symbol =MOFQX



This report and the financial statements contained in it are provided for the general information of the shareholders of Marketocracy Funds. This report is not intended for distribution to prospectice investors in the Funds. To obtain a prospectus containing more complete information about the Funds, including fees and expenses, please call us at 888.884.8482, or visit funds.marketocracy.com.

Please read carefully before you invest or send money.

INVESTMENT ADVISER
Marketocracy Capital Management LLC
881 Fremont Street - Suite B2
Los Altos, CA 94024

TRANSFER AGENT/ADMINISTRATOR
U.S. Bancorp Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(Toll-Free) 1-888-884-8482

DISTRIBUTOR
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530